PROSPECTUS  |  OCTOBER 31, 2024

(Shares Offered—Exchange Ticker Symbol)

AB Growth Fund (Class A–AGRFX; Class C–AGRCX; Class I–AGFIX; Advisor Class–AGRYX)	AB Select US Long/Short Portfolio (Class A–ASLAX; Class C–ASCLX; Advisor Class–ASYLX; Class I–ASILX)

AB Large Cap Growth Fund (Class A–APGAX; Class C–APGCX; Class R–ABPRX; Class K–ALCKX; Class I–ALLIX; Advisor Class–APGYX; Class Z–APGZX)	AB Sustainable Global Thematic Fund (Class A–ALTFX; Class C–ATECX; Class I–AGTIX; Advisor Class–ATEYX; Class Z–ATEZX)

AB Concentrated Growth Fund (Class A–WPASX; Class C–WPCSX; Class I–WPSIX; Advisor Class–WPSGX; Class Z–WPSZX)	AB Sustainable International Thematic Fund (Class A–AWPAX; Class C–AWPCX; Class I–AWPIX; Advisor Class–AWPYX; Class Z–AWPZX)

AB Discovery Growth Fund (Class A–CHCLX; Class C–CHCCX; Class I–CHCIX; Advisor Class–CHCYX; Class Z–CHCZX)	AB Global Core Equity Portfolio (Class A–GCEAX; Class C–GCECX; Advisor Class–GCEYX)

AB Small Cap Growth Portfolio (Class A–QUASX; Class C–QUACX; Class R–QUARX; Class K–QUAKX; Class I–QUAIX; Advisor Class–QUAYX; Class Z–QUAZX)	AB Concentrated International Growth Portfolio (Class A–CIAGX; Class C–CICGX; Advisor Class–CIGYX)

AB Select US Equity Portfolio (Class A–AUUAX; Class C–AUUCX; Advisor Class–AUUYX; Class I–AUUIX)	AB Sustainable US Thematic Portfolio (Class A–SUTAX; Class C–SUTCX; Advisor Class–FFTYX; Class Z–SUTZX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

➢ Are Not FDIC Insured ➢ May Lose Value ➢ Are Not Bank Guaranteed

SUMMARY INFORMATION

AB Growth Fund

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I
Management Fees	.75%	.75%	.75%	.75%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None

Other Expenses:
Transfer Agent	.08%	.08%	.08%	.10%
Other Expenses	.04%	.04%	.04%	.04%

Total Other Expenses	.12%	.12%	.12%	.14%

Total Annual Fund Operating Expenses	1.12%	1.87%	.87%	.89%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I
After 1 Year	$534	$290	*	$89	$91

After 3 Years	$766	$588		$278	$284

After 5 Years	$1,016	$1,011		$482	$493

After 10 Years	$1,730	$1,995		$1,073	$1,096

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. When selecting securities, the Adviser looks for companies that have experienced management teams, strong market positions, and the potential to deliver greater-than-expected earnings growth rates.
In managing the Fund, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and clear competitive advantages.
The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid‑capitalization companies, and may also invest in small-capitalization companies.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 21.88%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 29.16%, 2nd quarter, 2020; and Worst Quarter was down ‑19.42%, 2nd quarter, 2022.
Performance Table*
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	31.65%	14.85%	13.21%
	Return After Taxes on Distributions	29.53%	13.19%	11.41%
	Return After Taxes on Distributions and Sale of Fund Shares	20.11%	11.77%	10.52%
Class C	Return Before Taxes	35.48%	14.99%	12.85%
Advisor Class	Return Before Taxes	37.81%	16.15%	13.99%
Class I	Return Before Taxes	37.42%	16.16%	14.06%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)***		26.29%	15.69%	12.03%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		41.21%	18.85%	14.33%

*
Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2024 and July 31, 2020 by .06% and .07%, respectively.

**	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

***
Effective July 24, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the Russell 3000® Growth Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 3000® Growth Index, which more closely reflects the market segments in which the Fund invests, is now the Fund’s secondary benchmark.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2013	Senior Vice President of the Adviser

Ryan Oden	Since October 2024	Senior Vice President of the Adviser

Vinay Thapar	Since 2023	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Large Cap Growth Fund

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class R, K, I and Z Shares(c)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R(c)	Class K(c)	Class I		Class Z
Management Fees(d)	.47%	.47%	.47%	.47%	.47%	.47%		.47%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	.50%	.25%	None		None

Other Expenses:
Transfer Agent	.09%	.09%	.09%	.24%	.19%	.12%		.02%
Other Expenses	.01%	.01%	.01%	.01%	.01%	.01%		.01%

Total Other Expenses	.10%	.10%	.10%	.25%	.20%	.13%		.03%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%		.01%

Total Annual Fund Operating Expenses	.83%	1.58%	.58%	1.23%	.93%	.61%		.51%

Fee Waiver and/or Expense Reimbursement(e)	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%	(.00)%	(f)	(.00)%	(f)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.82%	1.57%	.57%	1.22%	.92%	.61%		.51%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)	Class R shares and Class K shares are generally no longer offered to new investors. Outstanding Class R shares and Class K shares will be liquidated on or about April 30, 2025.

(d)	Restated to reflect current Management Fees.

(e)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

(f)	Amount is less than .005%.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$505	$260	*	$58	$124	$94	$62	$52

After 3 Years	$678	$498		$185	$389	$295	$195	$164

After 5 Years	$865	$859		$323	$675	$514	$340	$285

After 10 Years	$1,406	$1,676		$725	$1,488	$1,142	$762	$640

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.
For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $500 million to $3.3 trillion as of June 30, 2024, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.
The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.
The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.
The Adviser’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 20.48%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 25.32%, 2nd quarter, 2020; and Worst Quarter was down ‑17.98%, 2nd quarter, 2022.

Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	28.93%	16.13%	13.81%
	Return After Taxes on Distributions	28.38%	15.17%	12.33%
	Return After Taxes on Distributions and Sale of Fund Shares	17.49%	12.94%	11.04%
Class C	Return Before Taxes	32.67%	16.27%	13.46%
Advisor Class	Return Before Taxes	35.00%	17.44%	14.60%
Class R	Return Before Taxes	34.10%	16.68%	13.88%
Class K	Return Before Taxes	34.51%	17.01%	14.22%
Class I	Return Before Taxes	34.98%	17.42%	14.61%
Class Z**	Return Before Taxes	35.11%	17.52%	14.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)***		26.29%	15.69%	12.03%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		42.68%	19.50%	14.86%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Class Z shares: 7/1/15. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of Class Z shares.

***
Effective July 24, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the Russell 1000® Growth Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 1000® Growth Index, which more closely reflects the market segments in which the Fund invests, is now the Fund’s secondary benchmark.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2012	Senior Vice President of the Adviser

Vinay Thapar	Since 2018	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Concentrated Growth Fund

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I	Class Z
Management Fees	.65%	.65%	.65%	.65%	.65%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None	None

Other Expenses:
Transfer Agent	.05%	.05%	.05%	.11%	.02%
Other Expenses	.05%	.05%	.05%	.05%	.05%

Total Other Expenses	.10%	.10%	.10%	.16%	.07%

Total Annual Fund Operating Expenses	1.00%	1.75%	.75%	.81%	.72%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class Z
After 1 Year	$523	$278	*	$77	$83	$74

After 3 Years	$730	$551		$240	$259	$230

After 5 Years	$954	$949		$417	$450	$401

After 10 Years	$1,598	$1,864		$930	$1,002	$894

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser seeks to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in common stocks of listed U.S. companies. The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. While the Fund primarily invests in companies that have market capitalizations of $5 billion or more, it may invest in companies that have market capitalizations of $3 billion to $5 billion.
The Fund invests in a relatively small number of individual stocks. The Fund is considered to be “non‑diversified”, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the U.S. Internal Revenue Code of 1986, as amended).
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•	Capitalization Risk: Investments in mid‑capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

•
Non‑diversification Risk: The Fund may have more risk because it is “non‑diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

The information shown below reflects the historical performance of the W.P. Stewart & Co. Growth Fund and that fund’s predecessor (together the “Predecessor Fund”) prior to the reorganization of the Predecessor Fund into Advisor Class shares of the Fund on February 28, 2014. The Predecessor Fund and the Fund have substantially similar investment strategies and the same portfolio management team.
Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares. For the period prior to February 28, 2014, the bar chart reflects performance of the Predecessor Fund’s shares. Through September 30, 2024, the year‑to‑date unannualized return for Advisor Class shares was 13.85%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 21.51%, 2nd quarter, 2020; and Worst Quarter was down ‑19.60%, 1st quarter, 2020.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*,**	Return Before Taxes	14.32%	13.69%	10.96%

	Return After Taxes on Distributions	14.05%	12.63%	9.93%

	Return After Taxes on Distributions and Sale of Fund Shares	8.65%	10.95%	8.84%
Class C*	Return Before Taxes	17.47%	13.83%	10.61%
Advisor Class	Return Before Taxes	19.70%	14.97%	11.72%
Class I*	Return Before Taxes	19.61%	14.93%	11.71%
Class Z*	Return Before Taxes	19.73%	15.01%	11.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	12.03%

*
Inception date for Class A, Class C, Class I and Class Z shares: 2/28/14. Performance information for periods prior to the inception of Class A, Class C, Class I and Class Z shares is the performance of the Fund’s Advisor Class shares adjusted to reflect the respective expenses of the Class A, Class C, Class I and Class Z shares.

**	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGER
The following table lists the person responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
James Tierney	Since 2013	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Discovery Growth Fund

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C		Advisor Class	Class I		Class Z
Management Fees	.61%	.61%		.61%	.61%		.61%

Distribution and/or Service (12b‑1) Fees	.23%	1.00%		None	None		None

Other Expenses:
Transfer Agent	.06%	.06%		.06%	.11%		.03%
Other Expenses	.03%	.03%		.03%	.03%		.02%

Total Other Expenses	.09%	.09%		.09%	.14%		.05%

Acquired Fund Fees and Expenses	.01%	.01%		.01%	.01%		.01%

Total Annual Fund Operating Expenses	.94%	1.71%		.71%	.76%		.67%

Fee Waiver and/or Expense Reimbursement(c)	(.01)%	(.00)%	(d)	(.01)%	(.00)%	(d)	(.00)%	(d)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.93%	1.71%		.70%	.76%		.67%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

(d)	Amount is less than .005%.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class Z
After 1 Year	$516	$274	*	$72	$78	$68

After 3 Years	$711	$539		$226	$243	$214

After 5 Years	$922	$928		$394	$422	$373

After 10 Years	$1,530	$1,815		$882	$942	$835

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of small- and mid‑capitalization companies. For these purposes, “small- and mid‑capitalization companies” are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2024, there were approximately 3,265 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $45.2 billion. Because the Fund’s definition of small- and mid‑capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Fund may define small- and mid‑capitalization companies using a different classification system.
The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.
When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process.
The Fund invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights and warrants.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials or information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 16.27%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 36.18%, 2nd quarter 2020; and Worst Quarter was down ‑24.14%, 2nd quarter, 2022.

Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	13.73%	9.86%	8.02%

	Return After Taxes on Distributions	13.73%	7.95%	6.13%

	Return After Taxes on Distributions and Sale of Fund Shares	8.13%	7.96%	6.25%
Class C	Return Before Taxes	16.73%	10.00%	7.67%
Advisor Class	Return Before Taxes	18.99%	11.11%	8.74%
Class I	Return Before Taxes	18.78%	11.07%	8.73%
Class Z**	Return Before Taxes	18.98%	11.16%	8.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)***		26.29%	15.69%	12.03%
Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)		18.93%	11.43%	8.78%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Class Z: 5/30/14. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.

***
Effective July 24, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the Russell 2500® Growth Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 2500® Growth Index, which more closely reflects the market segments in which the Fund invests, is now the Fund’s secondary benchmark.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Esteban Gomez	Since 2019	Senior Vice President of the Adviser

Samantha S. Lau	Since 2008	Senior Vice President of the Adviser

Heather Pavlak	Since 2019	Senior Vice President of the Adviser

Wen-Tse Tseng	Since 2008	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Small Cap Growth Portfolio

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class R, K, I and Z Shares(c)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Advisor Class		Class R(c)		Class K(c)		Class I		Class Z
Management Fees	.72%		.72%		.72%		.72%		.72%		.72%		.72%

Distribution and/or service (12b‑1) Fees	.25%		1.00%		None		.50%		.25%		None		None

Other Expenses
Transfer Agent	.14%		.14%		.14%		.26%		.19%		.12%		.03%
Other Expenses	.02%		.02%		.02%		.02%		.02%		.02%		.02%

Total Other Expenses	.16%		.16%		.16%		.28%		.21%		.14%		.05%

Acquired Fund Fees and Expenses	.01%		.01%		.01%		.01%		.01%		.01%		.01%

Total Annual Fund Operating Expenses	1.14%		1.89%		.89%		1.51%		1.19%		.87%		.78%

Fee Waiver and/or Expense Reimbursement	(.00)%	(d)	(.00)%	(d)	(.00)%	(d)	(.00)%	(d)	(.00)%	(d)	(.00)%	(d)	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%		1.89%		.89%		1.51%		1.19%		.87%		.77%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)	Class R shares and Class K shares are generally no longer offered to new investors. Outstanding Class R shares and Class K shares will be liquidated on or about April 30, 2025.
(d)	Amount is less than .005%.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$536	$292	*	$91	$154	$121	$89	$79

After 3 Years	$772	$594		$284	$477	$378	$278	$248

After 5 Years	$1,026	$1,021		$493	$824	$654	$482	$432

After 10 Years	$1,752	$2,016		$1,096	$1,802	$1,443	$1,073	$965

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities of issuers with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2024, there were approximately 3,198 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $34.2 billion. Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.
The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.
When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process.
The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 18.58%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 36.99%, 2nd quarter, 2020; and Worst Quarter was down ‑22.77%, 2nd quarter, 2022.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	12.82%	9.39%	8.00%

	Return After Taxes on Distributions	12.82%	7.93%	6.04%

	Return After Taxes on Distributions and Sale of Fund Shares	7.59%	7.49%	6.04%
Class C	Return Before Taxes	15.90%	9.52%	7.65%
Advisor Class	Return Before Taxes	18.14%	10.63%	8.74%
Class R	Return Before Taxes	17.42%	9.96%	8.09%
Class K	Return Before Taxes	17.45%	10.35%	8.47%
Class I	Return Before Taxes	18.14%	10.65%	8.77%
Class Z**	Return Before Taxes	18.27%	10.75%	8.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)***		26.29%	15.69%	12.03%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		18.66%	9.22%	7.16%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Class Z shares: 7/1/15. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.

***
Effective July 24, 2024, the primary broad-based index used for comparison with the Fund’s performance changed from the Russell 2000® Growth Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 2000® Growth Index, which more closely reflects the market segments in which the Fund invests, is now the Fund’s secondary benchmark.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Esteban Gomez	Since 2019	Senior Vice President of the Adviser

Samantha S. Lau	Since 2004	Senior Vice President of the Adviser

Heather Pavlak	Since 2019	Senior Vice President of the Adviser

Wen-Tse Tseng	Since 2006	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Select US Equity Portfolio

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I
Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None

Other Expenses:
Transfer Agent	.05%	.05%	.05%	.02%
Other Expenses	.18%	.19%	.18%	.18%

Total Other Expenses	.23%	.24%	.23%	.20%

Total Annual Fund Operating Expenses	1.48%	2.24%	1.23%	1.20%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I
After 1 Year	$569	$327	*	$125	$122

After 3 Years	$873	$700		$390	$381

After 5 Years	$1,199	$1,200		$676	$660

After 10 Years	$2,118	$2,383		$1,489	$1,455

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.
PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies. For purposes of this policy, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.
The Adviser selects investments for the Fund through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.
The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.
The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also invest in securities of small-capitalization companies. The Fund may invest in non‑U.S. companies, but will limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

•
IPO Risk: Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 23.25%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 17.40%, 2nd quarter, 2020; and Worst Quarter was down ‑19.59%, 1st quarter, 2020.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	13.69%	13.58%	10.58%

	Return After Taxes on Distributions	13.09%	11.13%	7.97%

	Return After Taxes on Distributions and Sale of Fund Shares	8.48%	10.28%	7.61%
Class C	Return Before Taxes	16.82%	13.71%	10.24%
Advisor Class	Return Before Taxes	18.96%	14.85%	11.35%
Class I	Return Before Taxes	19.02%	14.86%	11.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.29%	15.69%	12.03%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Kurt A. Feuerman	Since 2011	Senior Vice President of the Adviser

Anthony Nappo	Since 2015	Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Select US Long/Short Portfolio

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I
Management Fees	1.50%	1.50%	1.50%	1.50%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None

Other Expenses:
Transfer Agent	.07%	.07%	.07%	.02%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	.09%	.09%	.09%	.09%
Other Expenses	.05%	.05%	.05%	.05%

Total Other Expenses	.21%	.21%	.21%	.16%

Acquired Fund Fees and Expenses	.05%	.05%	.05%	.05%

Total Annual Fund Operating Expenses	2.01%	2.76%	1.76%	1.71%

Fee Waiver and/or Expense Reimbursement(c)	(.05)%	(.05)%	(.05)%	(.04)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.96%	2.71%	1.71%	1.67%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until October 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.90%, 2.65%, 1.65% and 1.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class I shares. In addition, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until October 31, 2025 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I
After 1 Year	$616	$374	*	$174	$170

After 3 Years	$1,024	$851		$549	$535

After 5 Years	$1,457	$1,455		$949	$924

After 10 Years	$2,659	$2,907		$2,069	$2,016

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 253% of the average value of its portfolio.
PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies, short positions in such securities, and cash and U.S. cash equivalents.
The Adviser selects investments for the Fund’s long positions through an intensive “bottom‑up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of any of the shareholder-friendly practices discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.
The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.
In determining securities to be sold short, the Adviser looks for companies facing near-term difficulties such as high valuations, quality of earnings issues, or weakness in demand due to economic factors or long-term issues such as changing technology or competitive concerns in their industries. The Fund may also sell securities of exchange-traded funds (“ETFs”) short, including to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.
The Adviser derives the ratio between long and short positions for the Fund based on its bottom‑up analysis supplemented with macro-economic and market analyses. Generally, the net long exposure of the Fund (long exposure minus short exposure) is expected to range between 30% and 70%. There may be circumstances where the Adviser’s research and market outlook lead the Fund’s net long exposure to fall above or below these thresholds. The Adviser seeks to minimize the variability of Fund returns through industry diversification as well as by managing long and short exposures and/or by holding a material level of cash and/or cash equivalents. For example, the Fund may hold long positions in equity securities with a value equal to 60% of its net assets and have short sale obligations equal to 15% of its net assets, resulting in 45% net long exposure. Assuming a 60% long exposure, 40% of Fund assets will be held in cash or cash equivalents, including cash and cash equivalents held to cover the Fund’s short sale obligations. During periods of excessive market risk, the Adviser may reduce the net long exposure of the Fund. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Fund’s investments will be focused on securities of companies with large and medium market capitalizations, but it may also take long and short positions in securities of small-capitalization companies. The Fund may invest in non‑U.S. companies, but currently intends to limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps, as part of its investment strategies or for hedging or other risk management purposes. These transactions may be used, for example, as a means to take a short position in a security or sector without actually selling securities short.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•
Leverage Risk: To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

•
IPO Risk: Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 16.15%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 8.71%, 2nd quarter, 2020; and Worst Quarter was down ‑10.66%, 1st quarter, 2020.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	6.00%	7.49%	5.39%

	Return After Taxes on Distributions	5.68%	5.64%	3.64%

	Return After Taxes on Distributions and Sale of Fund Shares	3.73%	5.29%	3.54%
Class C	Return Before Taxes	8.83%	7.62%	5.05%
Advisor Class	Return Before Taxes	10.95%	8.70%	6.11%
Class I	Return Before Taxes	11.06%	8.74%	6.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.29%	15.69%	12.03%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–
Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Kurt A. Feuerman	Since 2012	Senior Vice President of the Adviser

Anthony Nappo	Since 2015	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Sustainable Global Thematic Fund

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C		Advisor Class	Class I		Class Z
Management Fees(c)	.63%	.63%		.63%	.63%		.63%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%		None	None		None

Other Expenses:
Transfer Agent	.10%	.10%		.10%	.08%		.03%
Other Expenses(d)	.05%	.05%		.05%	.05%		.05%

Total Other Expenses	.15%	.15%		.15%	.13%		.08%

Total Annual Fund Operating Expenses	1.03%	1.78%		.78%	.76%		.71%

Fee Waiver and/or Expense Reimbursement(e)	(.01)%	(.00)%	(f)	(.01)%	(.00)%	(f)	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	1.78%		.77%	.76%		.70%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)	Restated to reflect current Management Fees.

(d)	“Other Expenses” includes acquired fund fees and expenses totaling less than .01%.

(e)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

(f)	Amount is less than .005%.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class Z
After 1 Year	$525	$281	*	$79	$78	$72

After 3 Years	$738	$560		$248	$243	$226

After 5 Years	$969	$964		$432	$422	$394

After 10 Years	$1,630	$1,897		$965	$942	$882

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing in a global universe of companies whose business activities the Adviser believes position the company to benefit from certain sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes include the advancement of climate, health and empowerment. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers located throughout the world that satisfy the Fund’s sustainability criteria. An issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the issuers in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser employs a combination of “top‑down” and “bottom‑up” investment processes with the goal of identifying, based on its internal research and analysis, securities of companies worldwide, that fit into sustainable investment themes. First, under the “top‑down” approach, the Adviser identifies the sustainable investment themes. In addition to this “top‑down” thematic approach, the Adviser then uses a “bottom‑up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s exposure to environmental, social and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco.
The Adviser normally considers a large universe of mid‑ to large-capitalization companies worldwide for investment.
The Fund invests in securities issued by U.S. and non‑U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non‑U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser’s assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts (“REITs”) and zero‑coupon bonds.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. Investments in ETFs will not be subject to the Fund’s sustainable investment themes or ESG factors.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund, from time to time, invests in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non‑investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Capitalization Risk: Investments in mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid‑capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•
Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
On November 1, 2016, the Fund implemented its current investment strategies (previously, the Fund’s investment strategies did not emphasize sustainable investment themes) and also changed its name from AB Global Thematic Growth Fund to AB Sustainable Global Thematic Fund. Accordingly, the performance shown below for periods prior to November 1, 2016 is based on the Fund’s prior investment strategies and may not be representative of the Fund’s performance under its current investment strategies.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 13.26%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 27.20%, 2nd quarter, 2020; and Worst Quarter was down ‑17.81%, 2nd quarter, 2022.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	11.04%	12.28%	9.26%
	Return After Taxes on Distributions	11.02%	11.08%	8.31%
	Return After Taxes on Distributions and Sale of Fund Shares	6.54%	9.77%	7.41%
Class C	Return Before Taxes	14.10%	12.41%	8.91%
Advisor Class	Return Before Taxes	16.25%	13.54%	10.02%
Class I	Return Before Taxes	16.27%	13.58%	10.14%
Class Z**	Return Before Taxes	16.33%	13.63%	10.11%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses, or other taxes)		22.20%	11.72%	7.93%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Class Z shares: 7/26/21. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2013	Senior Vice President of the Adviser

Benjamin Ruegsegger	Since 2023	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Sustainable International Thematic Fund

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I	Class Z
Management Fees	.65%	.65%	.65%	.65%	.65%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None	None

Other Expenses:
Transfer Agent	.05%	.06%	.05%	.11%	.02%
Other Expenses	.09%	.09%	.09%	.09%	.09%

Total Other Expenses	.14%	.15%	.14%	.20%	.11%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.05%	1.81%	.80%	.86%	.77%

Fee Waiver and/or Expense Reimbursement(c)	(.01)%	(.01)%	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.80%	.79%	.85%	.76%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class Z
After 1 Year	$527	$283	*	$81	$87	$78

After 3 Years	$744	$569		$254	$273	$245

After 5 Years	$979	$979		$443	$476	$427

After 10 Years	$1,652	$1,926		$989	$1,060	$953

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a focused international portfolio of equity securities of companies whose business activities the Adviser believes position the company to benefit from certain sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes include the advancement of climate, health and empowerment. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers located outside of the United States that satisfy the Fund’s sustainability criteria. An issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the issuers in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser employs a combination of “top‑down” and “bottom‑up” investment processes with the goal of identifying, based on its internal research and analysis, securities of companies worldwide, that fit into sustainable investment themes. First, the Adviser identifies through its “top‑down” process the sustainable investment themes. In addition to this “top‑down” thematic approach, the Adviser then uses a “bottom‑up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s exposure to environmental, social and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco.
The Adviser normally considers a large universe of mid‑ to large-capitalization companies worldwide for investment, but may invest in companies of any size. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Fund invests in securities of companies in both developed and emerging market countries, with the stock selection process determining the geographic distribution of the Fund’s investments. The Fund also invests in the equity securities of companies located in the United States with exposure to international markets. The Fund may sell securities that no longer meet the investment criteria described above.
Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non‑investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Capitalization Risk: Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
On January 8, 2018, the Fund implemented its current investment strategies (previously, the Fund’s investment strategies did not emphasize sustainable investment themes) and also changed its name from AB International Growth Fund to AB Sustainable International Thematic Fund. Accordingly, the performance shown below for periods prior to January 8, 2018 is based on the Fund’s prior investment strategies and may not be representative of the Fund’s performance under its current investment strategies.

Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 10.78%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 22.99%, 2nd quarter, 2020; and Worst Quarter was down ‑18.42%, 1st quarter, 2020.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	8.30%	7.08%	3.45%

	Return After Taxes on Distributions	8.30%	6.62%	2.90%

	Return After Taxes on Distributions and Sale of Fund Shares	4.91%	5.60%	2.65%
Class C	Return Before Taxes	11.25%	7.20%	3.12%
Advisor Class	Return Before Taxes	13.42%	8.29%	4.16%
Class I	Return Before Taxes	13.26%	8.26%	4.22%
Class Z**	Return Before Taxes	13.39%	8.34%	4.22%
MSCI ACWI Index (ex. U.S.) (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses, or other taxes)		15.62%	7.08%	3.83%

*	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception date for Class Z shares: 7/26/21. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2011	Senior Vice President of the Adviser

Benjamin Ruegsegger	Since 2023	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Global Core Equity Portfolio

INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.74%	.74%	.74%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.01%	.02%	.01%
Other Expenses	.03%	.03%	.03%

Total Other Expenses	.04%	.05%	.04%

Total Annual Fund Operating Expenses	1.03%	1.79%	.78%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$526	$282	*	$80

After 3 Years	$739	$563		$249

After 5 Years	$969	$970		$433

After 10 Years	$1,631	$1,905		$966

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a portfolio of equity securities of issuers from markets around the world. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, at least 40% of its net assets in securities of non‑U.S. companies, and invests in companies in at least three countries (including the United States).
The Fund is principally comprised of companies considered by the Adviser to offer good prospects for attractive returns relative to the general stock market. The Adviser seeks companies that are attractively valued and have the ability to generate high and sustainable returns on invested capital. In addition to returns on invested capital, other criteria that the Adviser considers include strong business fundamentals, capable management, prudent corporate governance, strong balance sheet, strong earnings power, high earnings quality, low downside risk, and substantial upside potential. In managing the Fund, the Adviser does not seek to have a bias towards any investment style, economic sector, country or company size. The Fund’s holdings of non‑U.S. companies frequently include companies located in emerging markets, and at times emerging market companies will make up a significant portion of the Fund.
Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 15.65%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 15.90%, 2nd quarter, 2020; and Worst Quarter was down ‑20.87%, 1st quarter, 2020.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	Since Inception*
Class A**	Return Before Taxes	14.48%	8.55%	7.10%

	Return After Taxes on Distributions	14.26%	7.80%	6.41%

	Return After Taxes on Distributions and Sale of Fund Shares	8.72%	6.61%	5.54%
Class C	Return Before Taxes	17.70%	8.69%	6.80%
Advisor Class	Return Before Taxes	19.87%	9.77%	7.87%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses, or other taxes)		22.20%	11.72%	8.16%

*	Inception date for all Classes: 11/12/14.

**	After‑tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
David Dalgas	Since 2014	Senior Vice President of the Adviser

Klaus Ingemann	Since 2014	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Concentrated International Growth Portfolio

INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	.75%	.75%	.75%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.05%	.05%	.04%
Other Expenses	.14%	.15%	.14%

Total Other Expenses	.19%	.20%	.18%

Acquired Fund Fees and Expenses	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.20%	1.96%	.94%

Fee Waiver and/or Expense Reimbursement(c)	(.05)%	(.06)%	(.04)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.90%	.90%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until October 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.15%, 1.90% and 0.90% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares. In addition, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until October 31, 2025 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$537	$293	*	$92

After 3 Years	$785	$609		$296

After 5 Years	$1,052	$1,052		$516

After 10 Years	$1,814	$2,084		$1,151

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non‑U.S. companies, and in companies in at least three countries other than the United States.
The Fund invests in companies that are determined by the Adviser to offer favorable long-term growth potential and that are trading at attractive valuations. The Adviser employs an appraisal method which attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry and region, but also against a broad spectrum of investments.
The Fund invests in a relatively small number of individual stocks, generally 25 to 35 companies. The Fund primarily invests in mid‑and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $2.0 billion or more. The Fund’s holdings of non‑U.S. companies may include some companies located in emerging markets, and at times emerging market companies may make up a significant portion of the Fund.
Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Capitalization Risk: Investments in mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid‑capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2024, the year‑to‑date unannualized return for Class A shares was 8.68%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 23.39%, 2nd quarter, 2020; and Worst Quarter was down ‑20.32%, 1st quarter, 2020.

Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	Since Inception*
Class A**	Return Before Taxes	-0.38%	3.06%	1.70%
	Return After Taxes on Distributions	-0.38%	2.86%	1.18%
	Return After Taxes on Distributions and Sale of Fund Shares	-0.23%	2.42%	1.21%
Class C	Return Before Taxes	2.16%	3.21%	1.44%
Advisor Class	Return Before Taxes	4.26%	4.23%	2.45%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		18.24%	8.16%	5.52%

*	Inception date for all Classes: 4/15/15.

**	After‑tax Returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGER
The following table lists the person responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Dev Chakrabarti	Since 2015	Senior Vice President of the Adviser
Jennifer Wong	Since October 2024	Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

AB Sustainable US Thematic Portfolio

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class Z
Management Fees	.55%	.55%	.55%	.55%

Distribution and/or Service (12b‑1) Fees	.25%	1.00%	None	None

Other Expenses:
Transfer Agent	.09%	.31%	.09%	.02%
Interest Expense	.01%	.00%	.01%	.01%
Other Expenses	.26%	.27%	.26%	.26%

Total Other Expenses	.36%	.58%	.36%	.29%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.17%	2.14%	.92%	.85%

Fee Waiver and/or Expense Reimbursement(c)	(.26)%	(.48)%	(.26)%	(.19)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)	.91%	1.66%	.66%	.66%

(a)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until October 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.90%, 1.65%, 0.65% and 0.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class Z shares. In addition, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until October 31, 2025 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

(d)	If interest expense were excluded, net expenses would be as follows:

Class A	Class C	Advisor Class	Class Z
.89%	1.65%	.64%	.64%

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class Z
After 1 Year	$514	$269	*	$67	$67

After 3 Years	$756	$624		$267	$252

After 5 Years	$1,017	$1,105		$484	$453

After 10 Years	$1,763	$2,186		$1,107	$1,031

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing primarily in a portfolio of U.S. companies whose business activities the Adviser believes position the issuer to benefit from certain environmentally- or socially-oriented sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes principally include the advancement of health, climate, and empowerment. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that satisfy the Fund’s sustainable thematic criteria. A company that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the companies in which the Fund invests will derive a much greater portion of their revenues from such activities.
The Adviser employs a combination of “top‑down” and “bottom‑up” investment processes with the goal of identifying, based on its internal research and analysis, the most attractive securities of U.S. companies that fit into sustainable investment themes. First, the Adviser identifies through its “top‑down” process the sustainable investment themes. In addition to this “top‑down” thematic approach, the Adviser then uses a “bottom‑up” analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management and on evaluating a company’s risks, including those related to environmental, social, and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes focusing on individual companies with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco.
The Adviser normally considers a universe of primarily U.S. mid‑ to large-capitalization companies for investment. The Adviser expects that normally the Fund’s portfolio will emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.
PRINCIPAL RISKS
•
Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•
Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non‑investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

•
Foreign (Non‑U.S.) Risk: Investments in securities of non‑U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Capitalization Risk: Investments in mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid‑capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Prior to August 23, 2021, the Fund paid a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement. Class A, Class C and Class Z shares of the Fund were not in operation during this period.
Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares. Through September 30, 2024, the year‑to‑date unannualized return for Advisor Class shares was 16.09%.

During the period shown in the bar chart, the Fund’s:
Best Quarter was up 25.63%, 2nd quarter, 2020; and Worst Quarter was down ‑17.36%, 2nd quarter, 2022.

Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

		1 Year	5 Years	Since Inception
Advisor Class*,**	Return Before Taxes	20.83%	16.37%	13.48%
	Return After Taxes on Distributions	19.74%	14.89%	12.34%
	Return After Taxes on Distributions and Sale of Fund Shares	12.99%	13.00%	10.79%
Class A**	Return Before Taxes	15.42%	15.11%	12.47%
Class C**	Return Before Taxes	18.62%	15.22%	12.35%
Class Z**	Return Before Taxes	20.82%	16.38%	13.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	4.63%

*	After‑tax Returns:

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

**
Inception dates: 6/28/17 for Advisor Class shares, 1/31/22 for Class A and Class Z shares and 4/29/22 for Class C shares. Performance information for Class A, Class C and Class Z shares for periods prior to their inception date is the performance of the Fund’s Advisor Class shares adjusted to reflect the expenses of Class A, Class C and Class Z shares, respectively.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.
PORTFOLIO MANAGERS
The following table lists the persons responsible for day‑to‑day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2017	Senior Vice President of the Adviser

Benjamin Ruegsegger	Since 2017	Senior Vice President of the Adviser
ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES, page 50 in this Prospectus.

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARIES

•	PURCHASE AND SALE OF FUND SHARES
AB Large Cap Growth Fund and AB Small Cap Growth Portfolio each generally no longer offer Class R or Class K shares to new investors. Outstanding Class R shares and Class K shares of these Funds will be liquidated on or about April 30, 2025.
Purchase Minimums
The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee‑based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A, Class R, Class K, Class I and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non‑qualified deferred compensation plans and, for Class Z shares, to persons participating in certain fee‑based programs sponsored by a financial intermediary, where in each case plan level or omnibus accounts are held on the books of a Fund.	None	None
You may sell (redeem) your shares each day the New York Stock Exchange (the “Exchange”) is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221‑5672).

•	TAX INFORMATION
Each Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

•	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES, RISKS AND INVESTMENTS

This section of the Prospectus provides additional information about the Funds’ investment strategies, practices and related risks, including principal and non‑principal strategies and risks. This Prospectus does not describe all of a Fund’s investment practices that are non‑principal strategies or all of the related risks of such strategies; additional information about each Fund’s risks and investments can be found in the Funds’ SAI. The registered investment companies for which the Adviser serves as investment adviser are referred to collectively as the “AB Funds Complex”, while all of these investment companies, except Bernstein Fund, Inc., Sanford C. Bernstein Fund, Inc. and AB Multi-Manager Alternative Fund, are referred to collectively as the “AB Funds”. A list of the current AB Mutual Funds is available in the Funds’ SAI.
ESG Integration
The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its research and investments analysis with the goal of maximizing return and considering risk within the Fund’s investment objective and strategies. Combining third-party ESG data with its own views and research, the Adviser analyzes the ESG practices of companies and issuers to identify potentially material ESG factors that can vary across companies and issuers. ESG considerations may include but are not limited to environmental impact, corporate governance and ethical business practices. ESG considerations may not be applicable to all types of instruments or investments.
For additional information with respect to the ESG integration for the AB Sustainable Global Thematic Fund, AB Sustainable International Thematic Fund and AB Sustainable US Thematic Fund, please refer to each Fund’s Principal Strategies section in this Prospectus.
Sustainable Investment Themes
The AB Sustainable Global Thematic Fund’s, AB Sustainable International Thematic Fund’s and AB Sustainable US Thematic Fund’s sustainable investment themes include the advancement of health, climate, and empowerment, and align with one or more of the United Nations Sustainable Development Goals (“SDGs”).
The SDGs, adopted by 193 countries in 2015, are the world’s shared plan to end extreme poverty, reduce inequality, and protect the planet by 2030. The SDGs are a collection of 17 global goals: no poverty; zero hunger; good health and well-being; quality education; gender equality; clean water and sanitation; affordable and clean energy; decent work and economic growth; industry, innovation, and infrastructure; reduced inequalities; sustainable cities and communities; responsible consumption and production; climate action; life below water; life on land; peace, justice and strong institutions; and partnerships for the goals.
The SDGs provide the Adviser a helpful framework for identifying sustainable investment themes and potential investments. The Funds’ Climate theme investments consist of companies that improve overall resource efficiency and provide environmentally positive solutions in fields such as energy production, manufacturing, construction, transportation, agriculture and sanitation. The Funds’ Climate theme, for example, aligns with SDGs such as climate action; affordable and clean energy; and clean water and sanitation. The Funds’ Health theme investments consist of companies that develop innovative health treatments and therapies, broaden access to high-quality and affordable care, ensure a steady supply of nutritious food and clean water, and promote overall physical and emotional wellbeing. The Funds’ Health theme aligns with SDGs such as good health and well-being; and clean water and sanitation. The Funds’ Empowerment theme investments consist of companies that provide the physical, financial and technological infrastructure and services that allow more people to gain control of their lives by enabling sustainable economic development, employment growth, poverty eradication, knowledge sharing and social inclusion. The Funds’ Empowerment theme aligns with SDGs such as quality education; decent work and economic growth; and no poverty.
Market Risk
The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on a Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for a Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s assets may decline.

Derivatives
Each Fund may, but is not required to, use derivatives for hedging or other risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
There are four principal types of derivatives—options, futures contracts, forwards and swaps—each of which is described below. Derivatives include listed and cleared transactions where a Fund’s derivative trade counterparty is an exchange or clearinghouse, and non‑cleared bilateral “over‑the‑counter” transactions that are privately negotiated and where a Fund’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be subject to less counterparty credit risk than those that are bilateral and privately negotiated.
A Fund’s use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund’s investment (in some cases, the potential loss is unlimited).
The Funds’ investments in derivatives may include, but are not limited to, the following:

•
Forward Contracts. A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash) or is rolled forward into a new forward contract, or, in the case of a non‑deliverable forward, by a cash payment at maturity. The Funds’ investments in forward contracts may include the following:

–
Forward Currency Exchange Contracts. A Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non‑hedging purposes as a means of making direct investments in foreign currencies, as described below under “Other Derivatives and Strategies—Currency Transactions”. A Fund, for example, may enter into a forward contract as a transaction hedge (to “lock in” the U.S. Dollar price of a non‑U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

•
Futures Contracts and Options on Futures Contracts. A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. A Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non‑hedging purposes as a means of making direct investments in foreign currencies, as described below under “Other Derivatives and Strategies—Currency Transactions”.

•
Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds’ investments in options include the following:

–
Options on Foreign Currencies. A Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. Dollar value of foreign currency denominated securities held by a Fund and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non‑hedging purposes as a means of making direct investments in foreign currencies, as described below under “Other Derivatives and Strategies—Currency Transactions”.

–
Options on Securities. A Fund may purchase or write a put or call option on securities. A Fund will only exercise an option it purchased if the price of the reference security is less (in the case of a put option) or more (in the case of a call option) than the exercise price. If a Fund does not exercise a purchased option, the premium it paid for the option will be lost. A Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options. A Fund may also enter into options on the yield “spread” or yield differential between two securities. In contrast to other types of options, this type of option is based on the difference between the yields of designated securities, which may be reflected in the prices of related futures or other instruments. In addition, a Fund may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security. In purchasing an option on securities, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss not greater than the premium paid for the option. Thus, a Fund would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

If a Fund purchases or writes privately-negotiated options on securities, it will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser. The Adviser has adopted procedures for monitoring the creditworthiness of such counterparties.

–
Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

–
Other Option Strategies. In an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of its portfolio from a decline in value, sometimes within certain ranges, a Fund may use option strategies such as the concurrent purchase of a call or put option, including on individual securities, stock indices, futures contracts (including on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”) at one strike price and the writing of a call or put option on the same individual security, stock index, futures contract or ETF at a higher strike price in the case of a call option or at a lower strike price in the case of a put option. The maximum profit from this strategy would result for the call options from an increase in the value of the individual security, stock index, futures contract or ETF above the higher strike price or, for the put options, from the decline in the value of the individual security, stock index, futures contract or ETF below the lower strike price. If the price of the individual security, stock index, futures contract or ETF declines, in the case of the call option, or increases, in the case of the put option, the Fund has the risk of losing the entire amount paid for the call or put options.

•
Swap Transactions. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices, rates (e.g., interest rates in the case of interest rate swaps or currency exchange rates in the case of currency swaps), or index for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Funds post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. The Securities and Exchange Commission (“SEC”) has recently adopted similar execution requirements in respect of certain security-based swaps under its jurisdiction and may in the future adopt similar clearing requirements for such security-based swaps. Privately negotiated swap agreements are two‑party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility.

The Funds’ investments in swap transactions include the following:

–
Currency Swaps. A Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non‑hedging purposes as a means of making direct investments in foreign currencies, as described below under “Other Derivatives and Strategies—Currency Transactions”. Currency swaps involve the exchange by a Fund with another party of a series of payments in specified currencies. Currency swaps may be bilateral and privately negotiated with the Fund expecting to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps position. Currency swaps may involve the exchange of actual principal amounts of currencies by the counterparties at the initiation, and again upon the termination, of the transaction.

–
Total Return Swaps. A Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying asset. A total return swap involves commitments to pay interest in exchange for a market-linked return based on a notional amount of the underlying asset. Therefore, when a Fund enters into a total return swap, it is subject to the market price volatility of the underlying asset. To the extent that the total return of the security, group of securities or index underlying the swap exceeds or falls short of the offsetting interest obligation, the Fund will receive or make a payment to the counterparty. Total return swaps may reflect a leveraged investment and incorporate borrowing costs which are borne by the Fund. There is no guarantee that the Fund’s investment via a total return swap will deliver returns in excess of the embedded borrowing costs and, accordingly, the Fund’s performance may be less than would be achieved by a direct investment in the underlying reference asset.

–
Interest Rate Swaps, Swaptions, Caps, and Floors. Interest rate swaps involve the exchange by a Fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments). Unless there is a counterparty default, the risk of loss to the Fund from interest rate swap transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

An option on a swap agreement, also called a “swaption”, is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. It may be more difficult for a Fund to trade or close out interest rate caps and floors in comparison to other types of swaps.
The value of these transactions will fluctuate based on changes in interest rates. Interest rate swap, swaption, cap, and floor transactions may be used in an effort to preserve a return or spread on a particular investment or a portion of a Fund’s portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date.

–
Credit Default Swaps. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, a Fund, as seller, typically must pay the contingent payment to the buyer, which will be either (i) the “par value” (face amount) of the reference obligation in which case the Fund will receive the reference obligation in return or (ii) an amount equal to the difference between the face amount and the current market value of the reference obligation. As a buyer, if a credit event occurs, the Fund would be the receiver of such contingent payments, either delivering the reference obligation in exchange for the full notional (face) value of a reference obligation that may have little or no value, or receiving a payment equal to the difference between the face amount and the current market value of the obligation. The current market value of the reference obligation is typically determined via an auction process sponsored by the International Swaps and Derivatives Association, Inc. The periodic payments previously received by the Fund, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer, resulting in a loss to the Fund. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk and credit risk, and may be illiquid.

•	Other Derivatives and Strategies

–	Currency Transactions. A Fund may invest in non‑U.S. Dollar-denominated securities on a currency hedged or un‑hedged basis. The Adviser may actively manage a Fund’s currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures contracts and options on futures contracts, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by a Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

–
Synthetic Foreign Equity Securities. A Fund may invest in different types of derivatives generally referred to as synthetic foreign equity securities. These securities may include international warrants or local access products. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer of the warrant for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index, in each case upon exercise by the Fund. Local access products are similar to options in that they are exercisable by the holder for an underlying security or a cash payment based upon the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style, which means that they may be exercised only on the expiration date.

Other types of synthetic foreign equity securities in which a Fund may invest include covered warrants and low exercise price warrants. Covered warrants entitle the holder to purchase from the issuer, typically a financial institution, upon exercise, equity securities of an international company or receive a cash payment (generally in U.S. Dollars). The issuer of the covered warrants usually owns the underlying security or has a mechanism, such as owning equity warrants on the underlying securities, through which it can obtain the underlying securities. The cash payment is calculated according to a predetermined formula, which is generally based on the difference between the value of the underlying security on the date of exercise and the strike price. Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying equity securities at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the equity securities relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly, which may disadvantage such holder. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.
A Fund will only acquire synthetic foreign equity securities issued by entities deemed to be creditworthy by the Adviser, which will monitor the creditworthiness of the issuers on an ongoing basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to illiquid investments risk because there may be a limited secondary market for trading the instruments. They are also subject, like other investments in foreign securities, to foreign (non‑U.S.) risk and currency risk.
Convertible Securities
Prior to conversion, convertible securities have the same general characteristics as non‑convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non‑convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of the underlying common stock. Convertible debt securities that are rated Baa3 or lower by Moody’s Investors Service, Inc. or BBB‑ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, or the equivalent rating by any other Nationally Recognized Statistical Rating Organizations (“NRSRO”) and comparable unrated securities may share some or all of the risks of debt securities with those ratings.
Depositary Receipts and Securities of Supranational Entities
A Fund may invest in depositary receipts. American Depositary Receipts, or ADRs, are depositary receipts typically issued by a

U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Global Depositary Receipts, or GDRs, European Depositary Receipts, or EDRs, and other types of depositary receipts are typically issued by non‑U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non‑U.S. company. Depositary receipts may not necessarily be denominated or traded in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.
A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. “Semi-governmental securities” are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.
Forward Commitments
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a “when, as and if issued” trade).
When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. There is the risk of loss if the value of either a purchased security declines before the settlement date or the security sold increases before the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.
Illiquid Securities
Each Fund limits its investments in illiquid securities to 15% of its net assets, except for AB Concentrated Growth Fund, which limits its investments in illiquid securities to 5% of its net assets. Under Rule 22e‑4 under the Investment Company Act of 1940 (“the 1940 Act”), the term “illiquid securities” means any security or investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, or certain commercial paper) may be treated as liquid, although they may be more difficult to trade than other types of securities.
Inflation-Indexed Securities
Inflation-indexed securities are fixed-income securities whose value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
The value of inflation-indexed securities tends to react to changes in real interest rates. In general, the price of inflation-indexed securities can fall when real interest rates rise, and can rise when real interest rates fall. In addition, the value of these securities can fluctuate based on fluctuations in expectations of inflation. Interest payments on these securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Treasury Inflation Protected Securities, or TIPS, which are issued by the U.S. Treasury, use the Consumer Price Index for Urban Consumers, or the CPI, as the inflation measure. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the CPI. When a TIPS matures, the holder is paid the adjusted principal or original principal, whichever is greater. TIPS pay interest twice a year, at a fixed rate, which is determined by auction at the time the TIPS are issued. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. TIPS are issued in terms of 5, 10, and 30 years.
Investment in Exchange-Traded Funds and Other Investment Companies
A Fund may invest in shares of ETFs, including AB ETFs, subject to the restrictions and limitations of the 1940 Act, or any applicable rules, exemptive orders or regulatory guidance thereunder. ETFs are pooled investment vehicles that seek to track the performance of a specific index or implement actively-managed investment strategies. Index ETFs will not track their underlying indices precisely since the ETFs have expenses and may need to hold a portion of their assets in cash, unlike the underlying indices, and the ETFs may not invest in all of the securities in the underlying indices in the same proportion as the indices for varying reasons. Unlike index ETFs, actively-managed ETFs generally seek to outperform a benchmark index and typically have higher expenses than index ETFs, which expenses reduce investment returns. There are numerous types of index ETFs and actively-managed ETFs, including those offering exposure to broad or narrow segments of the equity, fixed-income, commodities and foreign currencies markets. A Fund will incur transaction costs when buying and selling ETF shares, and indirectly bear the expenses of the ETFs. In addition, the market value of an ETF’s shares, which is based on supply and demand in the market for the ETF’s shares, may differ from its NAV. Accordingly, there may be times when an ETF’s shares trade at a discount or premium to its NAV.
The Funds may invest, and have invested from time to time, in investment companies other than ETFs, including AB Mutual Funds, as permitted by the 1940 Act or the rules and regulations or exemptive orders thereunder. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which to the extent not waived or reimbursed, would be in addition to the Fund’s expenses. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1‑1 under the 1940 Act. A Fund’s investment in other investment companies, including ETFs, subjects the Fund indirectly to the underlying risks of those investment companies.
Investments in Initial Public Offering (“IPO”) Securities
The Funds may invest in securities of companies that are offered pursuant to an IPO. Investments in IPO securities involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to one or more factors such as the absence of a prior public market, unseasoned trading in the securities, the small number of securities available for trading, the lack of investor knowledge of the company, the lack of an operating history of the company, dependence of the company on key personnel, suppliers or a limited number of customers and other factors. These factors may cause IPO shares to be volatile in price. While a Fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a dramatic impact on a Fund’s performance (higher or lower) if the Fund’s assets are relatively low. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Investments in Certain Types of Privately Placed Securities
A Fund may invest in privately placed securities. Privately placed securities in which the Funds invest are typically equity securities of privately held companies that have not been offered to the public and are not publicly traded. Investments in privately placed securities may include venture capital investments, which are investments in new, early or late stage companies and are often funded by, or in connection with, venture capital firms. Investments in securities of privately held companies may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Privately held companies may not have established products, experienced management or earnings history. A Fund may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so because the securities are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent a Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a privately held company and delay or prevent a privately held company from ultimately offering its securities to the public. If a Fund invests in privately placed securities, it may incur additional expenses, such as valuation-related expenses, in connection with such investments. Public companies may also issue privately placed securities, which may be illiquid and subject to contractual restrictions on resale.
Loans of Portfolio Securities
For the purpose of achieving income, a Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions (“borrowers”) to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act. Under the Fund’s securities lending program, all securities loans will be secured continuously by cash collateral and/or non‑cash collateral. Non‑cash collateral will include only securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned at that time from securities loans justifies the attendant risk. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the interest earned on the collateral after a rebate paid to the borrower (in some cases this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan). If a Fund receives non‑cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. For its services, the securities lending agent receives a fee from the Fund.
A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to recall loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

A Fund will invest any cash collateral in shares of a money market fund approved by the Fund’s Board of Directors or Trustees (the “Board”) and expected to be managed by the Adviser. Any such investment will be at the Fund’s risk. The Fund may pay reasonable finders’, administrative, and custodial fees in connection with a loan.
Principal risks of lending portfolio securities include that the borrower will fail to return the loaned securities upon termination of the loan and that the value of the collateral will not be sufficient to replace the loaned securities.
AB Concentrated Growth Fund intends to limit its securities lending activities so that no more than 5% of the value of the Fund’s assets will be represented by securities loaned.
Preferred Stock
A Fund may invest in preferred stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer’s common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of shares of common stock per share of preferred stock, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non‑convertible preferred stock because its value is related to the price of the issuer’s common stock, as well as the dividends payable on the preferred stock.
Real Estate Investment Trusts
Real estate investment trusts, or REITs, are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest and principal payments. Similar to investment companies such as the Funds, REITs are not taxed on income distributed to shareholders, provided they comply with several requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
Repurchase Agreements and Buy/Sell Back Transactions
A Fund may enter into repurchase agreements. In a repurchase agreement transaction the Fund buys a security and simultaneously agrees to sell it back to the counterparty at a specified price in the future. However, a repurchase agreement is economically similar to a secured loan, in that the Fund lends cash to a counterparty for a specific term, normally a day or a few days, and is given acceptable collateral (the purchased securities) to hold in case the counterparty does not repay the loan. The difference between the purchase price and the repurchase price of the securities reflects an agreed-upon “interest rate”. Given that the price at which a Fund will sell the collateral back is specified in advance, a Fund is not exposed to price movements on the collateral unless the counterparty defaults. If the counterparty defaults on its obligation to buy back the securities at the maturity date and the liquidation value of the collateral is less than the outstanding loan amount, a Fund would suffer a loss. In order to further mitigate any potential credit exposure to the counterparty, if the value of the securities falls below a specified level that is linked to the loan amount during the life of the agreement, the counterparty must provide additional collateral to support the loan.
A Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.
Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements. The terms of these agreements are essentially the reverse of “Repurchase Agreements” described above. In a reverse repurchase agreement transaction, the Fund sells a security and simultaneously agrees to repurchase it at a specified time and price. The economic effect of a reverse repurchase agreement is that of the Fund borrowing money on a secured basis, and reverse repurchase agreements may be considered a form of borrowing for some purposes. Even though the Fund posts securities as collateral, the Fund maintains exposure to price declines on these securities since it has agreed to repurchase the securities at a fixed price. Accordingly, reverse repurchase agreements create leverage risk for the Fund because the Fund maintains exposure to price declines of both the securities it sells in the reverse repurchase agreement and any securities it purchases with the cash it receives under the reverse repurchase agreement. If the value of the posted collateral declines, the counterparty would require the Fund to post additional collateral. If the value of the collateral increases, the Fund may ask for some of its collateral back. If the counterparty defaults and fails to sell the securities back to the Fund at a time when the market purchase price of the securities exceeds the agreed-upon repurchase price, the Fund would suffer a loss.
In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Rights and Warrants
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.
Short Sales
A Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. AB Select US Long/Short Portfolio makes short sales as part of its principal investment strategies. A short sale involves the sale of a security that a Fund does not own or, if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.
If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited because there is a theoretically unlimited potential for the price of a security sold short to increase.
Standby Commitment Agreements
Standby commitment agreements are similar to put options that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.
There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.
Structured Products
A Fund may invest in certain derivatives-type instruments that combine features of a stock or bond with those of, for example, a futures contract or an option. These instruments include structured notes and indexed securities and commodity-linked notes and commodity index-linked notes. The performance of the structured product, which is generally structured as a note or other fixed-income security, is tied (positively or negatively) to the price or prices of an unrelated reference indicator such as a security or basket of securities, currencies, commodities or a securities or commodities index. The structured product may not pay interest or protect the principal invested. The structured product or its interest rate may be a multiple of the reference indicator and, as a result, may be leveraged and move (up or down) more rapidly than the reference indicator. Investments in structured products may provide a more efficient and less expensive means of obtaining exposure to underlying securities or commodities and related derivatives, but may potentially be more volatile and carry greater trading and market risk than investments in traditional securities. The purchase of a structured product also exposes a Fund to the credit risk of the issuer of the structured product.
Structured notes are derivative debt instruments. The interest rate or principal of these notes is determined by reference to an unrelated indicator (for example, a currency, security, or index thereof), unlike a typical note where the borrower agrees to make fixed or floating interest payments and to pay a fixed sum at maturity. Indexed securities may include structured notes as well as securities other than debt securities, the interest or principal of which is determined by an unrelated indicator.
Commodity-linked notes and commodity index-linked notes provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, commodity indices or similar instruments. Commodity-linked products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.
Zero-Coupon and Payment‑in‑Kind Bonds
Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment‑in‑kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero‑coupon bonds and payment‑in‑kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero‑coupon and payment‑in‑kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

ADDITIONAL RISKS AND OTHER CONSIDERATIONS
Investments in a Fund may involve the risk considerations described below.
Foreign (Non‑U.S.) Securities
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Sanctions and other similar actions imposed by the U.S. or a foreign country, including those against specific issuers and individuals, may restrict, and in some cases have restricted, a Fund’s ability to purchase or sell foreign securities or access income received on foreign securities, or may require a Fund to divest its holdings of foreign securities, which could adversely affect, and in some cases have adversely affected, the value and liquidity of such holdings. The imposition of sanctions and other similar actions could also adversely affect global sectors and economies and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to the countries or regions subject to the sanctions. In addition, the securities markets of some foreign countries may be closed on certain days (e.g., local holidays) when the Funds are open for business. On such days, a Fund may be unable to add to or exit its positions in foreign securities traded in such markets even though it may otherwise be attractive to do so.
Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. Income from certain investments held by a Fund could be reduced by foreign income taxes, including withholding taxes.
A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund’s investments in any country and the Adviser will monitor the effect of any such factor or factors on a Fund’s investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.
Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non‑U.S. issuers than is available about most U.S. issuers. In certain instances, issuers of securities in foreign jurisdictions are owned or controlled directly or indirectly by governmental authorities or military organizations. Securities of such issuers present risks in addition to general market risks of investing in the jurisdiction or country or region. These risks include political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, and confiscatory taxation, which could adversely affect the performance of the issuer and the value of the securities in which the Fund has invested.
The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, public health crises (including the occurrence of a contagious disease or illness), revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.
The United Kingdom (“U.K.”) formally withdrew from the European Union (“EU”) on January 31, 2020. The U.K. and the EU negotiated an agreement governing their future trading and security relationships. This agreement became effective on a provisional basis on January 1, 2021 and entered into full force on May 1, 2021. The U.K. and the EU also negotiated a Memorandum of Understanding (“MoU”), which creates a framework for voluntary regulatory cooperation in financial services between the U.K. and the EU. The impact on the U.K. and European economies and the broader global economy of the uncertainties associated with implementing the agreement and MoU are significant and could have an adverse effect on the value of a Fund’s investments and its NAV. These uncertainties include an increase in the regulatory and customs requirements imposed on cross-border trade between the U.K. and the EU, the negotiation and implementation of additional arrangements between the U.K. and the EU affecting important parts of the economy (such as financial services), volatility and illiquidity in markets, currency fluctuations, the renegotiation of other existing trading and cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) of the U.K. and the EU, and potentially lower growth for companies in the U.K., Europe and globally.
In addition, military conflicts and wars, such as Russia’s large-scale invasion of Ukraine and the wars involving Israel in the Middle East, and responses to such conflicts by governments and intergovernmental organizations have resulted, and may continue to result in market disruptions in the regions and globally. Future market disruptions are impossible to predict, but could be significant and have a severe adverse effect on the regions and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas.
Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as emerging markets. Emerging market countries that the Adviser currently considers for investment include:

Argentina Bangladesh Belize Brazil Bulgaria Chile China Colombia Croatia Czech Republic Dominican Republic Ecuador Egypt El Salvador Gabon Georgia Ghana Greece	Hungary India Indonesia Iraq Ivory Coast Jamaica Jordan Kazakhstan Kenya Lebanon Lithuania Malaysia Mexico Mongolia Nigeria Pakistan Panama Peru	Philippines Poland Qatar Saudi Arabia Senegal Serbia South Africa South Korea Sri Lanka Taiwan Thailand Turkey Ukraine United Arab Emirates Uruguay Venezuela Vietnam
Countries may be added to or removed from this list at any time.
Investing in emerging market securities involves risks different from, and greater than, risks of investing in domestic securities or in securities of issuers domiciled in developed, foreign countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and the imposition of capital controls, which may restrict a Fund’s ability to repatriate investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; less developed legal systems with fewer security holder rights and practical remedies to pursue claims, including class actions or fraud claims; the limited ability of U.S. authorities to bring and enforce actions against non‑U.S. companies and non‑U.S. persons; and differences in the nature and quality of financial information, including (i) auditing and financial reporting standards, which may result in unavailability or unreliability of material information about issuers and (ii) the risk that the Public Company Accounting Oversight Board (“PCAOB”) may not be able to inspect audit practices and work conducted by PCAOB-registered audit firms in certain emerging market countries, such as China. Thus there can be no assurance that the quality of financial reporting or the audits conducted by such audit firms of U.S.-listed emerging market companies meet PCAOB standards. Furthermore, in December 2021, the SEC finalized rules to implement the Holding Foreign Companies Accountable Act, which requires the SEC to prohibit the trading of securities of foreign issuers (including those based in China) on a national securities exchange or through any other method regulated by the SEC (including through over‑the‑counter trading) if the PCAOB is unable to inspect the work papers of the auditors of such companies for three years. To the extent a Fund invests in the securities of a company whose securities become subject to such a trading prohibition, the Fund’s ability to transact in such securities, and the liquidity of the securities, as well as their market price, would likely be adversely affected. A Fund would also have to seek other markets in which to transact in such securities, which could increase the Fund’s costs. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
Foreign (Non‑U.S.) Currencies
Investing in and exposure to foreign currencies involve special risks and considerations. A Fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.
A Fund may also invest directly in foreign currencies for non‑hedging purposes, directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures contracts and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing a Fund’s NAV to fluctuate.
Borrowings and Leverage
A Fund may use borrowings for investment purposes subject to its investment policies and procedures and to applicable statutory or regulatory requirements. Borrowings by a Fund result in leveraging of the Fund’s shares. Likewise, a Fund’s use of certain derivatives may effectively leverage the Fund’s portfolio. A Fund may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements, forward contracts, dollar rolls or certain derivatives. This means that the Fund uses cash made available during the term of these transactions to make investments in other securities.
Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund’s shareholders. These include a higher volatility of the NAV of the Fund’s shares and the relatively greater effect of changes in the value of the Fund’s portfolio on the NAV of the shares. In the case of borrowings for investment purposes, so long as the Fund is able to realize a net return on the portion of its investment portfolio resulting from leverage that is higher than the interest expense paid on borrowings, the effect of such leverage will be to cause the Fund’s shareholders to realize a higher net return than if the Fund were not leveraged. With respect to the Fund’s use of derivatives that result in leverage of the Fund’s shares, if the Fund is able to realize a net return on its investments that is higher than the costs of the leverage, the effect of such leverage will be to cause the Fund to realize a higher net return than if the Fund were not leveraged. If the interest expense on borrowings or other costs of the leverage approach the net return on the Fund’s investment portfolio or investments made through leverage, as applicable, the benefit of leverage to the Fund’s shareholders will be reduced. If the interest expense on borrowings or other costs of leverage were to exceed the net return to the Fund, the Fund’s use of leverage would result in a lower rate of net return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market would normally be a greater decrease in NAV than if the Fund were not leveraged.
Rule 18f‑4 under the 1940 Act imposes limits on a fund’s utilization of certain derivatives and other forms of leverage. Rule 18f‑4, among other things, permits a fund to treat certain financing transactions either as borrowings (subject to asset coverage requirements under the 1940 Act) or as “derivatives transactions” subject to certain risk-based limits of Rule 18f‑4.
Investment in Smaller, Less-Seasoned Companies
Investment in smaller, less-seasoned companies involves greater risks than are customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel that have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller, less-seasoned companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.
Management Risk – Quantitative Models
The Adviser may use investment techniques that incorporate, or rely upon, quantitative models. These models may not work as intended and may not enable a Fund to achieve its investment objective. In addition, certain models may be constructed using data from external providers, and these inputs may be incorrect or incomplete, thus potentially limiting the effectiveness of the models. Finally, the Adviser may change, enhance and update its models and its usage of existing models at its discretion.
Future Developments
A Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.
Changes in Investment Objectives and Policies
A Fund’s Board may change a Fund’s investment objective without shareholder approval. The Fund will provide shareholders with 60 days’ prior written notice of any change to the Fund’s investment objective. Funds that have a policy to invest at least 80% of their net assets in securities indicated by their name will not change their policies without 60 days’ prior written notice to shareholders. Unless otherwise noted, all other policies of a Fund may be changed without shareholder approval.
Temporary Defensive Position
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Fund may reduce its position in equity securities and longer-term debt securities and invest in, without limit, certain types of short-term, liquid, high-grade or high-quality (depending on the Fund) debt securities. While a Fund is investing for temporary defensive purposes, it may not meet its investment objectives.
Portfolio Holdings
A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
Cyber Security Risk
As the use of the Internet and other technologies has become more prevalent in the course of business, the Funds and their service providers, including the Adviser, have become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of a Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cyber security incidents, there can be no assurance that those measures will be effective, particularly since a Fund does not control the cyber security defenses or plans of its service providers, financial intermediaries and companies with which those entities do business and companies in which the Fund invests.
Cyber security incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund or shareholder assets, Fund or customer data (including private shareholder information), or proprietary information, or cause a Fund, the Adviser, and/or a Fund’s service providers (including, but not limited to, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Fund shareholders from purchasing, redeeming, or exchanging shares or receiving distributions. The Funds and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Cyber security incidents may result in financial losses to a Fund and its shareholders, and substantial costs may be incurred in seeking to prevent or minimize future cyber security incidents.

INVESTING IN THE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Fund that are offered through this Prospectus. The Funds offer five classes of shares through this Prospectus, except for the AB Large Cap Growth Fund and AB Small Cap Growth Portfolio, which offer seven classes of shares, AB Growth Fund, AB Select US Equity Portfolio, AB Select US Long/Short Portfolio and AB Sustainable US Thematic Portfolio, which offer four classes of shares, AB Global Core Equity Portfolio and AB Concentrated International Growth Portfolio, which offer three classes of shares, through this Prospectus. AB Large Cap Growth Fund and AB Small Cap Growth Portfolio each generally no longer offer Class R or Class K shares to new investors.
Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see “The Different Share Class Expenses” and “Choosing a Share Class” below. Only Class A shares offer Quantity Discounts on sales charges, as described below.
To effect an order for the purchase, exchange or redemption of a Fund’s shares, the Fund must receive the order in “proper form.” Proper form generally means that your instructions:

•	Are signed and dated by the person(s) authorized in accordance with the Fund’s policies and procedures to access the account and request transactions;

•	Include the fund and account number; and

•	Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must include:

•
Medallion signature guarantees or notarized signatures, if required for the type of transaction. (Requirements are detailed on AllianceBernstein Investor Services, Inc., or ABIS, service forms; Please contact ABIS with any questions)

•	Any supporting documentation that may be required.
The Funds reserve the right, without notice, to revise the requirements for proper form.
HOW TO BUY SHARES
The purchase of a Fund’s shares is priced at the next-determined NAV after your order is received in proper form by ABIS.
Class A and Class C Shares – Shares Available to Retail Investors
You may purchase a Fund’s Class A or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Funds’ principal underwriter, AllianceBernstein Investments, Inc., or ABI, if you are (i) making an initial investment and the Fund has received and accepted a completed Mutual Fund Application identifying a financial intermediary with which ABI has an agreement; (ii) an existing Fund shareholder with an account held directly with a Fund; or (iii) an employee of the Adviser or any of its affiliates. These purchases may be subject to an initial sales charge, an asset-based sales charge or CDSC, as described below.

Purchase Minimums and Maximums
Minimums:*

—Initial:	$2,500
—Subsequent:	$50

*
Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee‑based program or “Mutual Fund Only” brokerage program which is sponsored and maintained by a registered broker-dealer or other financial intermediary with omnibus account or “network level” account arrangements with a Fund.

Maximum Individual Purchase Amount:

—Class A shares	None
—Class C shares	$1,000,000
Class Z Shares – Shares Available to Persons Participating in Certain Fee‑Based Programs
Class Z shares are available to persons participating in certain fee‑based programs sponsored and maintained by registered broker-dealers or other financial intermediaries with omnibus account arrangements with the Funds.
Other Purchase Information
Your broker or financial advisor must receive your purchase request by the Fund Closing Time, which is the close of regular trading on any day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half‑day trading or unscheduled suspensions of trading), for you to receive the next-determined NAV, less any applicable initial sales charge.
If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Fund Closing Time to receive that day’s public offering price. Call (800) 221‑5672 to arrange a transfer from your bank account.
Shares of the Funds are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands. Except to the extent otherwise permitted by a Fund, the Funds will only accept purchase orders directly from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number (i.e., W‑9 tax status). Subject to the requirements of local law applicable to the offering of Fund shares, U.S. citizens

(i.e., W‑9 tax status) residing in foreign countries are permitted to purchase shares of the Funds through their accounts at U.S. registered broker-dealers and other similar U.S. financial intermediaries, provided the broker-dealer or intermediary has an agreement with the Funds’ distributor permitting it to accept orders for the purchase and sale of Fund shares.
The Funds will not accept purchase orders (including orders for the purchase of additional shares) from foreign persons or entities or from resident aliens who, to the knowledge of a Fund, have reverted to non‑resident status (e.g., a resident alien who has a non‑U.S. address at time of purchase).
Tax‑Deferred Accounts
Class A shares are also available to the following tax‑deferred arrangements:

•	Traditional and Roth IRAs (minimums listed in the table above apply);

•	SEPs, SAR‑SEPs, SIMPLE IRAs, and individual 403(b) plans (no investment minimum); and

•	AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 Automatic Investment Program monthly minimum).
Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k), AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees, and to group retirement plans.
Advisor Class Shares
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

•	through accounts established under a fee‑based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

•	through a defined contribution employee benefit plan (e.g., a 401(k) plan) that purchases shares directly without the involvement of a financial intermediary;

•	by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds; and

•	through certain special arrangements approved by the Adviser.
Advisor Class shares may also be available on brokerage platforms of firms that have agreements with ABI to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Advisor Class shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Funds are available in other share classes that have different fees and expenses.
The Funds’ SAI has more detailed information about who may purchase and hold Advisor Class shares.
Class A, Class R, Class K, Class I and Class Z Shares – Shares Available to Group Retirement Plans
AB Large Cap Growth Fund and AB Small Cap Growth Portfolio each generally suspended sales of Class K and Class R shares to new investors, effective August 2, 2024. Existing retirement plan sponsors may continue to add new participants, and underlying shareholders who currently hold Class R or Class K shares though “group retirement plans” (as defined below) may continue to purchase such shares until April 25, 2025. Each Fund expects to liquidate all assets corresponding to its Class R and Class K shares and make liquidating distributions based on net asset value to its respective Class R and Class K shareholders on or about April 30, 2025. Each Fund will redeem all outstanding shares of Class K and Class R in the liquidating distribution or immediately thereafter.
Class A, Class R, Class K, Class I and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non‑qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund (“group retirement plans”).
Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans but only if such plans have at least $250,000 in plan assets or 100 employees, and to certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.
Class R, Class K, Class I and Class Z shares generally are not available to retail non‑retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR‑SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not currently available to group retirement plans in the AllianceBernstein-sponsored programs known as the “Informed Choice” programs.
Class I and Class Z shares are also available to certain institutional clients of the Adviser that invest at least $2,000,000 in a Fund.
Required Information
A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, physical address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

A Fund is required to withhold 24% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct taxpayer identification number on your Mutual Fund Application.
General
IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Fund shares, including minimum and maximum investment requirements. A Fund is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements.
ABI may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.
THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b‑1) fees, initial sales charges and/or CDSCs. Only Class A shares offer Quantity Discounts as described below.
Asset-Based Sales Charges or Distribution and/or Service (Rule 12b‑1) Fees

WHAT IS A RULE 12b‑1 FEE?
A Rule 12b‑1 fee is a fee deducted from a Fund’s assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. Each Fund has adopted a plan under SEC Rule 12b‑1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b‑1) fees for the distribution and sale of its shares. The amount of each share class’s Rule 12b‑1 fee, if any, is disclosed below and in a Fund’s fee table included in the Summary Information section above.
The amount of Rule 12b‑1 and/or service fees for each class of a Fund’s shares is up to:

Distribution and/or Service (Rule 12b‑1) Fee (as a Percentage of Aggregate Average Daily Net Assets)
Class A	0.25%*
Class C	1.00%
Advisor Class	None
Class R	0.50%
Class K	0.25%
Class I	None
Class Z	None

*
The maximum fee allowed under the Rule 12b‑1 Plan for the Class A shares of AB Large Cap Growth Fund is .50% of the aggregate average daily net assets, and the maximum fee allowed under any Rule 12b‑1 Plan for Class A shares of all other Funds, except AB Global Core Equity Portfolio, AB Concentrated International Growth Portfolio and AB Sustainable US Thematic Portfolio, is .30% of the aggregate average daily net assets. The Boards of the Funds currently limit the Funds’ payments to .25%, except with respect to AB Discovery Growth Fund, for which payments are currently limited to .23%.

Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C and Class R shares are subject to higher Rule 12b‑1 fees than Class A or Class K shares. Class C shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. Share classes with higher Rule 12b‑1 fees will have a higher expense ratio, pay correspondingly lower dividends and may have a lower NAV (and returns). All or some of these fees are paid to financial intermediaries, which may include your financial intermediary’s firm. ABI retains these fees for certain shareholder accounts, including those held directly with a Fund (with no associated financial intermediary).
Sales Charges
Class A Shares. You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Any applicable sales charge will be deducted directly from your investment.
The initial sales charge you pay each time you buy Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases as indicated below. These discounts, which are also known as Breakpoints or Quantity Discounts, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your investment in Class A shares.
The sales charge schedule of Class A share Quantity Discounts is as follows:

	Initial Sales Charge
Amount Purchased	as % of Net Amount Invested	as % of Offering Price
Up to $100,000	4.44%	4.25%
$100,000 up to $250,000	3.36	3.25
$250,000 up to $500,000	2.30	2.25
$500,000 up to $1,000,000	1.78	1.75
$1,000,000 and above	0.00	0.00
Except as noted below, purchases of Class A shares in the amount of $1,000,000 or more or by AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge, but may be subject to a 1% CDSC if redeemed or terminated within one year.
Class A share purchases not subject to sales charges.
The Funds may sell their Class A shares at NAV without an initial sales charge or CDSC to some categories of investors, including:

•	persons participating in a fee‑based program, sponsored and maintained by a registered broker-dealer or other financial intermediary, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services, or clients of broker-dealers or other financial intermediaries who purchase Class A shares for their own accounts through self-directed and/or non‑discretionary brokerage accounts with the broker-dealers or other financial intermediaries that may or may not charge a transaction fee to its customers;

•
plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by the Adviser’s Institutional Investment Management Division or Bernstein Private Wealth Management Division including subsequent contributions to those IRAs;

•
certain other investors, such as investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser’s Institutional Investment Management Division, employees of selected dealers authorized to sell a Fund’s shares, and employees of the Adviser; or

•	persons participating in a “Mutual Fund Only” brokerage program, sponsored and maintained by a registered broker-dealer or other financial intermediary.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front‑end sales load waivers and discounts or CDSC waivers. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Please see the Funds’ SAI for more information about purchases of Class A shares without sales charges.
Certain intermediaries impose different eligibility criteria for sales load waivers and discounts, which are described in Appendix B—Financial Intermediary Waivers.
Class C Shares. You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another AB Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1‑year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.
Class C shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class C shares of another AB Mutual Fund, the conversion period runs from the date of your original purchase.

HOW IS THE CDSC CALCULATED?
The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AB Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
Advisor Class, Class R, Class K, Class I and Class Z Shares.
These classes of shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.
SALES CHARGE REDUCTION PROGRAMS FOR CLASS A SHARES
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs. Your financial intermediary may have different policies and procedures regarding eligibility for sales charge reduction programs. See Appendix B—Financial Intermediary Waivers.
Information about Quantity Discounts and sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.abfunds.com (click on “Investments—Mutual Funds”, select the Fund, then click on “Literature-Understanding Sales Charges & Expenses”).
Rights of Accumulation
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment in a Fund with the higher of cost or NAV of existing investments in the Fund and any other AB Mutual Fund. The AB Mutual Funds use the higher of cost or current NAV of your existing investments when combining them with your new investment.
Combined Purchase Privileges
A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single “purchase”. A “purchase” means a single purchase or concurrent purchases of shares of a Fund or any other AB Mutual Fund by:

•	an individual, his or her spouse or domestic partner, or the individual’s children under the age of 21 purchasing shares for his, her or their own account(s);

•	a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

•	the employee benefit plans of a single employer; or

•	any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.
Letter of Intent
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Funds offer a Letter of Intent, which permits new investors to express the intention, in writing, to invest at least $100,000 in Class A shares of a Fund or any other AB Mutual Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor’s purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. In the event an existing investor chooses to initiate a Letter of Intent, the AB Mutual Funds will use the higher of cost or current NAV of the investor’s existing investments and of those accounts with which investments are combined via Combined Purchase Privileges toward the fulfillment of the Letter of Intent. For example, if the combined cost of purchases totaled $80,000 and the current NAV of all applicable accounts is $85,000 at the time a $100,000 Letter of Intent is initiated, the subsequent investment of an additional $15,000 would fulfill the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, a Fund will retroactively collect the sales charge otherwise applicable by redeeming shares in the investor’s account at their then current NAV. Investors qualifying for Combined Purchase Privileges may purchase shares under a single Letter of Intent.
Required Shareholder Information and Records
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder’s account. A shareholder may have to provide information or records to his or her financial intermediary or a Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AB Mutual Funds held in:

•	all of the shareholder’s accounts at the Funds or a financial intermediary; and

•	accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.
CDSC WAIVERS AND OTHER PROGRAMS

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption.
CDSC Waivers
The Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

•	permitted exchanges of shares;

•	following the death or disability of a shareholder;

•	if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 73; or

•
if the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a group retirement plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Please see the Funds’ SAI for a list of additional circumstances under which the Funds will waive the CDSCs on redemption of shares.
Your financial intermediary may have different policies and procedures regarding eligibility for CDSC waivers. See Appendix B—Financial Intermediary Waivers.
Other Programs
Dividend Reinvestment Program
Unless you specifically have elected to receive dividends or distributions in cash, they will automatically be reinvested, without an initial sales charge or CDSC, in the same class of additional shares of a Fund. If you elect to receive distributions in cash, you will only receive a check if the amount of the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in shares of the Fund. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or “ACH”. In addition, the Fund may reinvest your distribution check (and future checks) in additional shares of the Fund if your check (i) is returned as undeliverable or (ii) remains uncashed for nine months.
Dividend Direction Plan
A shareholder who already maintains accounts in more than one AB Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of any eligible class of one or more other AB Mutual Fund(s) in which the shareholder maintains an account.
Automatic Investment Program
The Automatic Investment Program allows investors to purchase shares of a Fund through pre‑authorized transfers of funds from the investor’s bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor’s account balance is $2,500 or more. Please see the Funds’ SAI for more details.

Reinstatement Privilege
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AB Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.
Systematic Withdrawal Plan
The Funds offer a systematic withdrawal plan that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. For Class A and Class C shares, shares held the longest would be redeemed first.
CHOOSING A SHARE CLASS
Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure allowing you to choose the class that best fits your situation. In choosing a class of shares, you should consider:

•	the amount you intend to invest;

•	how long you expect to own shares;

•	expenses associated with owning a particular class of shares;

•
whether you qualify for any reduction or waiver of sales charges (for example, if you are making a large investment that qualifies for a Quantity Discount, you might consider purchasing Class A shares); and

•	whether a share class is available for purchase (Class R, K and I shares are only offered to group retirement plans, not individuals).
Among other things, Class A shares, with their lower Rule 12b‑1 fees, are designed for investors with a long-term investing time frame. Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee for eight years. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange, as applicable, of Class A, Class C, Advisor Class or Class Z shares made through your financial advisor or in connection with participation on the intermediary’s platform. Financial intermediaries, a fee‑based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in this Prospectus and the Funds’ SAI, including requirements as to the minimum initial and subsequent investment amounts. In addition, group retirement plans may not offer all classes of shares of a Fund. A Fund is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.
You should consult your financial advisor for assistance in choosing a class of Fund shares.
PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b‑1 fee that you or the Funds may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

WHAT IS A FINANCIAL INTERMEDIARY?
A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds’ shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
All or a portion of the initial sales charge that you pay is paid by ABI to financial intermediaries selling Class A shares. ABI may also pay financial intermediaries a fee of up to 1% on purchases of Class A shares that are sold without an initial sales charge.
ABI pays, at the time of your purchase, a commission to financial intermediaries in an amount equal to 1% of your investment for sales of Class C shares.
For Class A, Class C, Class R and Class K shares, up to 100% of the Rule 12b‑1 fees applicable to these classes of shares each year may be paid to financial intermediaries.

Your financial advisor’s firm receives compensation from the Funds, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

-	upfront sales commissions;
-	Rule 12b‑1 fees;
-	additional distribution support;
-	defrayal of costs for educational seminars and training; and
-	payments related to providing shareholder recordkeeping and/or transfer agency services.
Please read this Prospectus carefully for information on this compensation.
Other Payments for Distribution Services and Educational Support
In addition to the commissions paid to or charged by financial intermediaries at the time of sale and Rule 12b‑1 fees, some or all of which are paid to financial intermediaries (and, in turn, may be paid to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AB Mutual Funds. The Adviser and its affiliates, at their own expense, provide similar payments to firms for providing distribution, marketing, promotional, educational and other services relating to AB ETFs. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with services and the sale of shares of the AB Funds will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments for distribution and analytical data pertaining to AB Funds and other AB products and services and to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AB Funds for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. The Adviser, ABI and their affiliates may also pay for “ticket” or other transactional charges.
For 2024, additional payments by the Adviser and ABI and their affiliates to these firms for distribution services and educational support related to the AB Funds are expected to be approximately 0.04% of the average monthly assets of the AB Funds, or approximately $26 million. In 2023, the Adviser and ABI and their affiliates paid approximately 0.04% of the average monthly assets of the AB Funds or approximately $25 million for distribution services and educational support related to the AB Funds.
A number of factors are considered in determining the additional payments, including each firm’s AB Fund sales, assets and redemption rates, and the willingness and ability of the firm to give the Adviser and ABI and their affiliates access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AB Funds on a “preferred list”. The goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AB Funds so that they can provide suitable information and advice about the funds and related investor services.
The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AB Fund shares. Please see “Management of the Funds—Transfer Agency and Retirement Plan Services” below. These expenses paid by the Funds, are included in “Other Expenses” under “Fees and Expenses of the Fund—Annual Fund Operating Expenses” in the Summary Information at the beginning of this Prospectus.

If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.
Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.
As of the date of this Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:
ADP Retirement Services
American Enterprise Investment Services
Cadaret, Grant & Co.
Citigroup Global Markets
Citizens Securities
Equitable Advisors
FIS Brokerage
Great-West Life & Annuity Insurance Co.
Institutional Cash Distributors
John Hancock Retirement Plan Services
JP Morgan Securities
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
LPL Financial
Merrill Lynch
Morgan Stanley
Northwestern Mutual Investment Services
One America
Osaic, Inc.
PNC Investments
Principal Life
Raymond James
RBC Wealth Management
Robert W. Baird
Rockefeller Financial, LLC
The Standard Retirement Services
Truist Investment Services
UBS Financial Services
US Bancorp Investments
Wells Fargo Advisors
Although the Funds may use brokers and dealers that sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of AB Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AB Mutual Funds provided that the other fund offers the same class of shares and, in the case of retirement plans, is an investment option under the plan. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AB Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. In order to receive a day’s NAV, ABIS must receive and confirm your telephone exchange request by the Fund Closing Time on that day. The Funds may modify, restrict or terminate the exchange privilege on 60 days’ written notice.
HOW TO SELL OR REDEEM SHARES
You may “redeem” your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. Your sale price will be the next-determined NAV, less any applicable CDSC, after ABIS receives your redemption request in proper form. The Fund expects that it will typically take one to three business days following the receipt of your redemption request in proper form to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days from the day your request is received in proper form by the Fund by the Fund Closing Time. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 days). For Advisor Class and Class Z shares, if you are in doubt about what procedures or documents are required by your fee‑based program or employee benefit plan to sell your shares, you should contact your financial advisor.
Each Fund expects, under normal circumstances, to use cash or cash equivalents held by the Fund to satisfy redemption requests. Each Fund may also determine to sell portfolio assets to meet such requests. Under certain circumstances, including stressed market conditions, each Fund may determine to pay a redemption request by accessing a bank line of credit or by distributing wholly or partly in kind securities from its portfolio, instead of cash.
Sale In‑Kind. Each Fund normally pays proceeds of a sale of Fund shares in cash. However, each Fund has reserved the right to pay the sale price in whole or in part by a distribution in‑kind of securities in lieu of cash. If the redemption payment is made in‑kind, the securities received will be subject to market risk and may decline in value. In addition, you may incur brokerage commissions if you elect to sell the securities for cash.
Selling Shares Through Your Financial Intermediary or Retirement Plan
Your financial intermediary or plan recordkeeper must receive your sales request by the Fund Closing Time for you to receive that day’s NAV, less any applicable CDSC. Your financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.
Selling Shares Directly to the Fund
By Mail:
•	Send a signed letter of instruction or stock power, along with certificates, to:
AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003

•	For certified or overnight deliveries, send to:
AllianceBernstein Investor Services, Inc.
8000 IH 10 W, 13th floor
San Antonio, TX 78230

•
For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone:
•	You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at (800) 221‑5672 with instructions on how you wish to receive your sale proceeds.

•	ABIS must receive and confirm a telephone redemption request by the Fund Closing Time for you to receive that day’s NAV, less any applicable CDSC.

•
For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

•	If you have selected electronic funds transfer in your Mutual Fund Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

•	Redemption requests by electronic funds transfer or check may not exceed $100,000 per Fund account per day.

•
Telephone redemption is not available for shares held in nominee or “street name” accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund’s Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Funds will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.
Risks Associated With Excessive or Short-Term Trading Generally. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Fund to sell portfolio securities at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.
Funds that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time a Fund ordinarily calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as “time zone arbitrage”). Each Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of other Fund shareholders.
A shareholder engaging in a short-term trading strategy may also target a Fund irrespective of its investments in securities of foreign issuers. Any Fund that invests in securities that are, among other things, thinly traded or traded infrequently, or that have a limited public float, has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). All Funds may be adversely affected by price arbitrage.
Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds seek to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below, subject to each Fund’s ability to monitor purchase, sale and exchange activity. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

•
Transaction Surveillance Procedures. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 60‑day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third-party authority to buy and sell Fund shares, the Funds may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

•
Account Blocking Procedures. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Funds will take remedial action that may include issuing a warning, revoking certain account-related privileges (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or “blocking” future purchase or exchange activity. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund’s current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be “locked” into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

•
Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Funds have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant’s privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUNDS VALUE THEIR SHARES
Each Fund’s NAV is calculated at the close of regular trading on any day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half‑day trading or unscheduled suspensions of trading). To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.
The Funds value their securities at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by each Fund’s Board. Pursuant to these procedures, the Adviser, as each Fund’s “valuation designee” pursuant to Rule 2a‑5 under the 1940 Act, is responsible for making all fair value determinations relating to a Fund’s portfolio investments, subject to oversight by the Fund’s Board.
When making a fair value determination, the Adviser may take into account any factors it deems appropriate. The Adviser may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Making a fair value determination involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
The Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges under certain circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security, or for securities for which market quotations are not readily available or deemed unreliable (including restricted securities). The Funds use fair value pricing routinely for securities primarily traded in non‑U.S. markets because, among other things, most foreign markets close well before the Funds ordinarily value their securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. Factors considered in fair value pricing may include, but are not limited to, interest rates, foreign currency exchange rates, levels of publicly available benchmarks, prices of futures contracts or comparable securities, or information obtained by analysis of the issuers’ financial statements. Because most fixed-income securities are not traded on exchanges, they are primarily valued using fair value prices provided by independent pricing services when the valuation designee reasonably believes that such prices reflect the fair value of the instruments.
The Adviser has established a valuation committee of senior officers and employees of the Adviser (“Valuation Committee”) to fulfill the Adviser’s responsibilities as each Fund’s valuation designee, which operates under the policies and procedures approved by the Board, to value a Fund’s assets on behalf of the Fund. The Valuation Committee values Fund assets as described above. More information about the valuation of the Funds’ assets is available in the Funds’ SAI.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
Each Fund’s Adviser is AllianceBernstein L.P., 501 Commerce Street, Nashville, TN 37203. The Adviser, which is a controlled indirect subsidiary of Equitable Holdings, Inc., is a leading global investment adviser supervising client accounts with assets as of June 30, 2024 totaling approximately $769 billion (of which approximately $148 billion represented assets of registered investment companies sponsored by the Adviser). As of June 30, 2024, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 15 of the nation’s FORTUNE 100 companies), for public employee retirement funds in 32 of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 28 registered investment companies managed by the Adviser, comprising approximately 94 separate investment portfolios, had as of June 30, 2024 approximately 2.5 million shareholder accounts.
The Adviser provides investment advisory services and order placement facilities for the Funds. For these advisory services, each of the Funds paid the Adviser, during its most recent fiscal year or period, a percentage of net assets as follows:

Fund	Fee as a Percentage of Average Net Assets*	Fiscal Year Ended
AB Growth Fund	.75%	7/31/24
AB Large Cap Growth Fund	.46%	7/31/24
AB Concentrated Growth Fund	.65%	6/30/24
AB Discovery Growth Fund	.61%	7/31/24
AB Small Cap Growth Portfolio	.71%	7/31/24
AB Select US Equity Portfolio	1.00%	6/30/24
AB Select US Long/Short Portfolio	1.46%	6/30/24
AB Sustainable Global Thematic Fund	.63%	7/31/24
AB Sustainable International Thematic Fund	.64%	6/30/24
AB Global Core Equity Portfolio	.74%	6/30/24
AB Concentrated International Growth Portfolio	.75%	6/30/24
AB Sustainable US Thematic Portfolio	.54%	6/30/24

*	Fee stated net of any advisory fee waivers. See “Fees and Expenses of the Fund” in the Summary Information at the beginning of this Prospectus for more information about fee waivers.
A discussion regarding the basis for the Board’s approval of each Fund’s investment advisory agreement is available in the Fund’s Form N‑CSR for the fiscal year ended June 30, 2024 or July 31, 2024 as shown in the table above.
The Adviser acts as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser have investment objectives and policies similar to those of a Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including a Fund) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions are averaged as to price. The securities are then allocated to participating accounts using automated algorithms designed to achieve a fair, equitable and objective distribution of the securities over time.
PORTFOLIO MANAGERS
The day‑to‑day management of, and investment decisions for, the AB Growth Fund are made by the Adviser’s Growth Investment Team.
The following table lists the senior members of the Growth Investment Team with the responsibility for day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
John H. Fogarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2019, and Co‑Chief Investment Officer of U.S. Growth Equities.

Ryan Oden; since October 2024; Senior Vice President of the Adviser	Senior Vice President and Research Analyst of the Adviser, with which he has been associated since prior to 2019.

Vinay Thapar; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2019, and Co‑Chief Investment Officer of U.S. Growth Equities.
The day‑to‑day management of, and investment decisions for, the AB Large Cap Growth Fund are made by the Adviser’s U.S. Large Cap Growth Investment Team.
The following table lists the senior members of the U.S. Large Cap Growth Investment Team with the responsibility for day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
John H. Fogarty; since 2012; Senior Vice President of the Adviser	(see above)

Vinay Thapar; since 2018; Senior Vice President of the Adviser	(see above)

The day‑to‑day management of, and investment decisions for, the AB Concentrated Growth Fund are made by Mr. James Tierney, a Senior Vice President of the Adviser, with which he has been associated since prior to 2019.
The day‑to‑day management of, and investment decisions for, the AB Discovery Growth Fund are made by the Adviser’s U.S. Small/Mid Cap Growth Investment Team.
The following table lists the senior members of the U.S. Small/Mid Cap Growth Investment Team with the responsibility for day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Esteban Gomez; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2019.

Samantha S. Lau; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity as a portfolio manager since prior to 2019. She is also Chief Investment Officer of Small and SMID Cap Growth Equities.

Heather Pavlak; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity as a portfolio manager since prior to 2019.

Wen-Tse Tseng; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2019.
The day‑to‑day management of, and investment decisions for, the AB Small Cap Growth Portfolio are made by the Adviser’s Small Cap Growth Investment Team.
The following table lists the persons within the Small Cap Growth Investment Team with the most significant responsibility for the day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Esteban Gomez; since 2019; Senior Vice President of the Adviser	(see above)

Samantha S. Lau; since 2004; Senior Vice President of the Adviser	(see above)

Heather Pavlak; since 2019; Senior Vice President of the Adviser	(see above)

Wen-Tse Tseng; since 2006; Senior Vice President of the Adviser	(see above)
The day‑to‑day management of, and investment decisions for, the AB Select US Equity Portfolio and AB Select US Long/Short Portfolio are made by the Adviser’s Select Equity Portfolios Investment Team.
The following table lists the senior members of the Select Equity Portfolios Investment Team with the primary responsibility for day‑to‑day management of the Funds’ portfolio, the length of time that the person has been jointly or primarily responsible for each Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Kurt A. Feuerman; since 2011 for the AB Select US Equity Portfolio and since 2012 for the AB Select US Long/Short Portfolio; Senior Vice President of the Adviser	Senior Vice President and Chief Investment Officer, Select US Equity Portfolios of the Adviser, with which he has been associated in this current position since prior to 2019.

Anthony Nappo; since 2015; Senior Vice President of the Adviser	Senior Vice President and Co‑Chief Investment Officer, Select US Equity Portfolios of the Adviser since prior to 2019.
The day‑to‑day management of, and investment decisions for, the AB Sustainable Global Thematic Fund are made by the Adviser’s Sustainable Thematic Equities Investment Team.
The following table lists the persons within the Sustainable Thematic Equities Investment Team with the most significant responsibility for the day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly or primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2019, and Chief Investment Officer of the Sustainable Thematic Equities Team.

Benjamin Ruegsegger; since 2023; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2019. He has also been a Senior Research Analyst of the Adviser since prior to 2019.
The day‑to‑day management of, and investment decisions for, the AB Sustainable International Thematic Fund are made by the Adviser’s Sustainable Thematic Equities Investment Team.
The following table lists the persons within the Sustainable Thematic Equities Investment Team with the responsibility for the day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly or primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2011; Senior Vice President of the Adviser	(see above)

Benjamin Ruegsegger; since 2023; Senior Vice President of the Adviser	(see above)

The day‑to‑day management of, and investment decisions for, the AB Global Core Equity Portfolio are made by an Investment Policy Team.
The following table lists the persons with the most significant responsibility for the day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
David Dalgas; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser since prior to 2019. Co‑Chief Investment Officer—Global Core Equity since prior to 2019.

Klaus Ingemann; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser since prior to 2019. Co‑Chief Investment Officer—Global Core Equity since prior to 2019.
The day‑to‑day management of, and investment decisions for, the AB Concentrated International Growth Portfolio are made by the Adviser’s Concentrated International Growth Investment Team.
The following table lists the senior member of the Concentrated International Growth Investment Team with the responsibility for day‑to‑day management of the Fund’s portfolio, the length of time that the person has been jointly and primarily responsible for the Fund, and that person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Dev Chakrabarti; since 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2019, and Chief Investment Officer of Concentrated Global Growth.

Jennifer Wong; since October 2024; Vice President of the Adviser	Vice President and Research Analyst of the Adviser, with which she has been associated since 2022. Prior to 2022, she was a general equities analyst at Legal and General Investment Management.
The day‑to‑day management of, and investment decisions for, the AB Sustainable US Thematic Portfolio are made by the Adviser’s Sustainable Thematic Equities Investment Team.
The following table lists the persons within the Sustainable Thematic Equities Investment Team with the most significant responsibility for the day‑to‑day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2017; Senior Vice President of the Adviser	(see above)

Benjamin Ruegsegger; since 2017; Senior Vice President of the Adviser	(see above)
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.
TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Funds. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.
Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. In those cases, the Funds often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. Financial intermediaries and recordkeepers, which may have affiliated financial intermediaries that sell shares of the AB Mutual Funds, may be paid by a Fund, the Adviser, ABI and ABIS (i) account fees in amounts up to $19 per account per annum, (ii) asset-based fees of up to 0.25% (except in respect of a limited number of intermediaries) per annum of the average daily assets held through the intermediary, or (iii) a combination of both. These amounts include fees for shareholder servicing, sub‑transfer agency, sub‑accounting and recordkeeping services. These amounts do not include fees for shareholder servicing that may be paid separately by the Fund pursuant to its Rule 12b‑1 plan. Amounts paid by a Fund for these services are included in “Other Expenses” under “Fees and Expenses of the Fund” in the Summary Information section of this Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan “platforms” that facilitate trading by affiliated and non‑affiliated financial intermediaries and recordkeeping for retirement plans.
Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub‑transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.
For more information, please refer to the Fund’s SAI, call your financial advisor or visit our website at www.abfunds.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS INFORMATION
Income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution.
Income dividends generally are declared and paid annually; capital gains distributions for the Funds generally occur annually in December. During the fourth quarter of the calendar year, typically in early November, an estimate of each Fund’s capital gains distribution, if any, will be made available at www.alliancebernstein.com/investments/us/tax-center.htm.
You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.
If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.
While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund’s return of capital distributions for the period will be made after the end of each calendar year.
TAX INFORMATION
Any investment in a Fund typically involves several tax considerations. The information below is intended as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you are encouraged to consult your tax adviser about the tax implications of an investment in a Fund in your particular situation. You also can visit the Internal Revenue Service (IRS) website at www.irs.gov for more information about applicable tax rates and other information.
You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. Distributions of dividends to a Fund’s non-corporate shareholders may be treated as “qualified dividend income”, which is taxed at the same preferential tax rates applicable to long-term capital gains, if such distributions are derived from, and designated by a Fund as, “qualified dividend income” and provided that holding period and other requirements are met by both the shareholder and the Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations and “qualified foreign corporations”. A Fund will notify you as to how much of the Fund’s distributions, if any, qualify for these reduced tax rates. Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December.
Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to “pass through” to the Fund’s shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that a Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder’s ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.
Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder’s basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain.
If you purchase shares before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a distribution, which may be taxable.
The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.
Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.
A Fund may experience relatively large redemptions due to transactions in Fund shares by significant investors. If large shareholder redemptions occur, a Fund could be required to sell portfolio securities and this may result in the Fund’s realization of net capital gains, which could be significant. Certain investment advisers, including an affiliate of the Adviser, provide tax management services to their clients that invest in the Funds. As part of these services, those investment advisers conduct year-end tax trading on behalf of their clients to offset capital gains taxes where possible, which may result in buying and selling shares in one or more of the Funds. These transactions could result in a Fund experiencing temporary asset inflows or outflows at year end. The Adviser’s affiliate coordinates with the Adviser to try to ensure that the implementation of its tax management strategies will not compromise the interests of any Fund or its shareholders, and the Adviser considers that it has a fiduciary duty to both the Funds and its affiliate’s clients. The implementation of tax management strategies by such investment advisers may require a Fund to sell portfolio securities to satisfy redemption requests or increase asset allocations to cash or cash equivalents, which could result in the Fund’s realization of capital gains. If a significant amount of a Fund’s assets is allocated to cash or cash equivalents, it may be more difficult for the Fund to achieve its investment objective. Implementation of tax management strategies may also require a Fund to incur transaction costs, which will reduce its return.
Non-U.S. Shareholders
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds’ SAI for information on how you will be taxed as a result of holding shares in the Funds.

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that has remained below $1,000 for 90 days.
During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.
Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS’s toll-free number, (800) 221-5672. Some services are described in the Mutual Fund Application.
Householding. Many shareholders of the AB Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Funds, all AB Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as “householding”, does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at (800) 221-5672. We will resume separate mailings for your account within 30 days of your request.

GLOSSARY OF INVESTMENT TERMS

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.
Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating-rate and variable-rate instruments.
MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
MSCI EAFE Index is an equity index which captures large- and mid-cap representation across 21 developed markets countries around the world, excluding the United States and Canada. The index is market capitalization weighted (meaning that the weight of securities is determined based on their respective market capitalizations). The index targets coverage of 85% of the market capitalization of the equity markets of all countries that are a part of the index. The EAFE acronym stands for “Europe, Australasia, and Far East”.
Nationally Recognized Statistical Rating Organizations, or NRSROs, are credit rating agencies registered with the SEC. NRSROs assess the creditworthiness of an obligor as an entity or with respect to specific securities or money market instruments. A list of credit rating agencies currently registered as NRSROs can be found on the SEC’s website (http://www.sec.gov).
Non-U.S. Company or non-U.S. Issuer is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenue from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on an exchange in a foreign country.
Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies (the largest 1,000 U.S. companies by capitalization) with relatively higher price-to-book ratios and higher forecasted growth values.
Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with relatively higher price-to-book ratios and higher forecasted growth values.
Russell 2500® Growth Index measures the performance of the small to mid-capitalization growth segment of the U.S. equity universe. It includes those Russell 2500® companies with relatively higher price-to-book ratios and higher forecasted growth values.
Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and relatively higher forecasted growth values.
S&P 500 Index is a stock market index containing the stocks of 500 U.S. large-capitalization corporations. Widely regarded as the best single gauge of the U.S. equities market, the S&P 500 Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund’s financial statements have been audited by Ernst & Young LLP, independent registered public accounting firm. The reports of the independent registered public accounting firm, along with each Fund’s financial statements, are included in each Fund’s Form N-CSR, which was filed with the SEC and is available upon request.

AB Growth Fund

	CLASS A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$100.15	$88.45	$119.12	$93.49	$81.99

Income From Investment Operations
Net investment loss(a)(b)	(.48)	(.47)	(.76)	(.71)	(.56)
Net realized and unrealized gain (loss) on investment transactions	24.66	13.49	(18.82)	32.29	18.31
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	24.18	13.02	(19.58)	31.58	17.75

Less: Distributions
Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)

Net asset value, end of period	$117.40	$100.15	$88.45	$119.12	$93.49

Total Return
Total investment return based on net asset value(d)*	25.72%	15.08%	(18.40)%	35.00%	23.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,168,750	$1,003,981	$967,086	$1,265,804	$1,000,469
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	1.09%	1.11%	1.11%	1.13%	1.16%
Expenses, before waivers/reimbursements(e)‡	1.12%	1.14%	1.12%	1.13%	1.17%
Net investment loss(b)	(.45)%	(.54)%	(.74)%	(.69)%	(.70)%
Portfolio turnover rate	37%	33%	34%	28%	38%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%

	CLASS C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.05	$27.74	$45.01	$38.86	$37.89

Income From Investment Operations
Net investment loss(a)(b)	(.34)	(.34)	(.52)	(.58)	(.51)
Net realized and unrealized gain (loss) on investment transactions	6.25	3.97	(5.66)	12.68	7.73
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	5.91	3.63	(6.18)	12.10	7.22

Less: Distributions
Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)

Net asset value, end of period	$29.03	$30.05	$27.74	$45.01	$38.86

Total Return
Total investment return based on net asset value(d)*	24.77%	14.20%	(19.01)%	34.00%	22.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,825	$32,022	$34,773	$54,488	$52,025
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	1.84%	1.87%	1.86%	1.88%	1.91%
Expenses, before waivers/reimbursements(e)‡	1.87%	1.90%	1.87%	1.88%	1.92%
Net investment loss(b)	(1.20)%	(1.30)%	(1.49)%	(1.43)%	(1.45)%
Portfolio turnover rate	37%	33%	34%	28%	38%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%
See footnote summary on page 83.

	ADVISOR CLASS
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$114.66	$100.81	$133.95	$104.23	$90.49

Income From Investment Operations
Net investment loss(a)(b)	(.25)	(.29)	(.57)	(.50)	(.40)
Net realized and unrealized gain (loss) on investment transactions	28.51	15.46	(21.48)	36.17	20.39
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	28.26	15.17	(22.05)	35.67	19.99

Less: Distributions
Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)

Net asset value, end of period	$135.99	$114.66	$100.81	$133.95	$104.23

Total Return
Total investment return based on net asset value(d)*	26.02%	15.37%	(18.20)%	35.34%	23.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,412	$156,055	$171,447	$253,434	$213,499
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.84%	.87%	.86%	.88%	.91%
Expenses, before waivers/reimbursements(e)‡	.87%	.89%	.87%	.88%	.92%
Net investment loss(b)	(.21)%	(.29)%	(.49)%	(.43)%	(.44)%
Portfolio turnover rate	37%	33%	34%	28%	38%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%

	CLASS I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$114.16	$100.65	$133.67	$103.94	$90.17

Income From Investment Operations
Net investment loss(a)(b)	(.27)	(.59)	(.49)	(.42)	(.32)
Net realized and unrealized gain (loss) on investment transactions	28.41	15.42	(21.44)	36.10	20.34
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	28.14	14.83	(21.93)	35.68	20.02

Less: Distributions
Distributions from net realized gain on investment transactions	(6.93)	(1.32)	(11.09)	(5.95)	(6.25)

Net asset value, end of period	$135.37	$114.16	$100.65	$133.67	$103.94

Total Return
Total investment return based on net asset value(d)*	26.05%	15.04%	(18.14)%	35.45%	23.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,264	$54,698	$51,502	$69,879	$61,918
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.86%	1.17%	.79%	.81%	.81%
Expenses, before waivers/reimbursements(e)‡	.89%	1.20%	.80%	.81%	.82%
Net investment loss(b)	(.22)%	(.60)%	(.42)%	(.36)%	(.36)%
Portfolio turnover rate	37%	33%	34%	28%	38%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than .005%.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended July 31, 2020, such waiver amounted to .01%.

*
Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2024 and July 31, 2020 by .06% and .07%, respectively.

AB Large Cap Growth Fund

	Class A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$77.96	$70.33	$89.60	$67.60	$54.54

Income From Investment Operations
Net investment loss(a)(b)	(.04)	(.08)	(.28)	(.25)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	18.76	8.31	(11.89)	24.40	15.29
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	18.72	8.23	(12.17)	24.15	15.16

Less: Distributions
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$95.24	$77.96	$70.33	$89.60	$67.60

Total Return
Total investment return based on net asset value(d)*	24.40%	11.90%	(14.70)%	36.43%	28.61%

Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$4,812	$4,044	$3,689	$4,364	$3,379
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.81%	.84%	.82%	.83%	.85%
Expenses, before waivers/reimbursements(e)‡	.82%	.84%	.82%	.83%	.86%
Net investment loss(b)	(.04)%	(.12)%	(.36)%	(.33)%	(.23)%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%

	Class C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.08	$46.66	$62.27	$47.91	$39.52

Income From Investment Operations
Net investment loss(a)(b)	(.44)	(.39)	(.59)	(.57)	(.40)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.14	5.41	(7.92)	17.08	10.89
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	11.70	5.02	(8.51)	16.51	10.49

Less: Distributions
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$61.34	$51.08	$46.66	$62.27	$47.91

Total Return
Total investment return based on net asset value(d)*	23.49%	11.04%	(15.34)%	35.43%	27.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$521,683	$498,671	$538,833	$711,554	$601,204
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	1.56%	1.59%	1.57%	1.58%	1.60%
Expenses, before waivers/reimbursements(e)‡	1.57%	1.59%	1.57%	1.58%	1.61%
Net investment loss(b)	(.79)%	(.87)%	(1.11)%	(1.07)%	(.98)%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%
See footnote summary on page 87.

	Advisor Class
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$87.81	$78.94	$99.45	$74.63	$59.93

Income From Investment Operations
Net investment income (loss)(a)(b)	.20	.09	(.09)	(.07)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.17	9.38	(13.32)	27.04	16.86
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	21.37	9.47	(13.41)	26.97	16.87

Less: Dividends and Distributions
Dividends from net investment income	(.09)	– 0 –	– 0 –	– 0 –	(.07)
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Total dividends and distributions	(1.53)	(.60)	(7.10)	(2.15)	(2.17)

Net asset value, end of period	$107.65	$87.81	$78.94	$99.45	$74.63

Total Return
Total investment return based on net asset value(d)*	24.71%	12.17%	(14.48)%	36.78%	28.92%

Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$14,410	$11,244	$9,017	$9,123	$6,370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.56%	.59%	.57%	.58%	.60%
Expenses, before waivers/reimbursements(e)‡	.57%	.59%	.57%	.58%	.61%
Net investment income (loss)(b)	.20%	.12%	(.11)%	(.08)%	.01%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%

	Class R
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$72.29	$65.50	$84.27	$63.95	$51.91

Income From Investment Operations
Net investment loss(a)(b)	(.35)	(.32)	(.58)	(.52)	(.34)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	17.33	7.71	(11.09)	22.99	14.48
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	16.98	7.39	(11.67)	22.47	14.14

Less: Distributions
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$87.83	$72.29	$65.50	$84.27	$63.95

Total Return
Total investment return based on net asset value(d)*	23.90%	11.49%	(15.06)%	35.88%	28.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125,214	$108,421	$85,606	$103,351	$98,913
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	1.21%	1.21%	1.25%	1.24%	1.25%
Expenses, before waivers/reimbursements(e)‡	1.22%	1.22%	1.25%	1.24%	1.26%
Net investment loss(b)	(.45)%	(.50)%	(.79)%	(.73)%	(.63)%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%
See footnote summary on page 87.

	Class K
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$79.22	$71.55	$91.12	$68.79	$55.52

Income From Investment Operations
Net investment loss(a)(b)	(.11)	(.18)	(.39)	(.33)	(.19)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	19.04	8.45	(12.08)	24.81	15.56
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	18.93	8.27	(12.47)	24.48	15.37

Less: Distributions
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$96.71	$79.22	$71.55	$91.12	$68.79

Total Return
Total investment return based on net asset value(d)*	24.29%	11.75%	(14.79)%	36.28%	28.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,377	$128,393	$118,637	$167,898	$137,218
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.91%	.97%	.94%	.93%	.95%
Expenses, before waivers/reimbursements(e)‡	.92%	.97%	.94%	.94%	.96%
Net investment loss(b)	(.13)%	(.26)%	(.48)%	(.43)%	(.33)%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%

	Class I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$87.16	$78.36	$98.80	$74.18	$59.60

Income From Investment Operations
Net investment income (loss)(a)(b)	.17	.10	(.13)	(.09)	.00 (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.01	9.30	(13.21)	26.86	16.75
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	21.18	9.40	(13.34)	26.77	16.75

Less: Dividends and Distributions
Dividends from net investment income	(.08)	– 0 –	– 0 –	– 0 –	(.07)
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Total dividends and distributions	(1.52)	(.60)	(7.10)	(2.15)	(2.17)

Net asset value, end of period	$106.82	$87.16	$78.36	$98.80	$74.18

Total Return
Total investment return based on net asset value(d)*	24.68%	12.17%	(14.52)%	36.74%	28.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$894,007	$824,644	$735,993	$947,580	$705,711
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.60%	.58%	.60%	.60%	.62%
Expenses, before waivers/reimbursements(e)‡	.60%	.59%	.61%	.61%	.63%
Net investment income (loss)(b)	.18%	.13%	(.14)%	(.10)%	(.01)%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%
See footnote summary on page 87.

	Class Z
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$87.73	$78.81	$99.24	$74.43	$59.76

Income From Investment Operations
Net investment income (loss)(a)(b)	.26	.15	(.04)	(.01)	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.15	9.37	(13.29)	26.97	16.81
Contributions from Affiliates	.00 (c)	– 0 –	– 0 –	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	21.41	9.52	(13.33)	26.96	16.87

Less: Dividends and Distributions
Dividends from net investment income	(.13)	– 0 –	– 0 –	– 0 –	(.10)
Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Total dividends and distributions	(1.57)	(.60)	(7.10)	(2.15)	(2.20)

Net asset value, end of period	$107.57	$87.73	$78.81	$99.24	$74.43

Total Return
Total investment return based on net asset value(d)*	24.79%	12.26%	(14.43)%	36.87%	29.02%

Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$6,474	$4,817	$2,927	$3,313	$2,128
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.50%	.51%	.51%	.51%	.52%
Expenses, before waivers/reimbursements(e)‡	.50%	.52%	.51%	.52%	.53%
Net investment income (loss)(b)	.26%	.20%	(.05)%	(.02)%	.09%
Portfolio turnover rate	30%	38%	34%	25%	32%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.01%	.01%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2024, July 31, 2021 and July 31, 2020, such waiver amounted to .01%, .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .02%.

AB Concentrated Growth Fund

	CLASS A
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$47.93	$43.16	$58.21	$41.70	$40.35

Income From Investment Operations
Net investment income (loss)(a)(b)	(.01)	.04	(.11)	(.08)	(.10)
Net realized and unrealized gain (loss) on investment transactions	7.28	5.60	(8.64)	18.40	2.87
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	7.27	5.64	(8.75)	18.32	2.77

Less: Dividends and Distributions
Dividends from net investment income	(.07)	– 0 –	– 0 –	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(.49)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$54.71	$47.93	$43.16	$58.21	$41.70

Total Return
Total investment return based on net asset value(d)	15.30%	13.25%	(17.75)%	44.80%	6.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,693	$58,903	$55,057	$62,979	$37,615
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.00%	1.00%	1.00%	1.01%	1.12%
Expenses, before waivers/reimbursements	1.00%	1.00%	1.00%	1.01%	1.15%
Net investment income (loss)(b)	(.03)%	.08%	(.20)%	(.15)%	(.24)%
Portfolio turnover rate	11%	25%	40%	26%	23%

	CLASS C
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.91	$39.92	$54.65	$39.53	$38.61

Income From Investment Operations
Net investment loss(a)(b)	(.36)	(.28)	(.49)	(.43)	(.38)
Net realized and unrealized gain (loss) on investment transactions	6.65	5.14	(7.94)	17.36	2.72
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	6.29	4.86	(8.43)	16.93	2.34

Less: Distributions
Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$49.78	$43.91	$39.92	$54.65	$39.53

Total Return
Total investment return based on net asset value(d)	14.44%	12.36%	(18.36)%	43.71%	6.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,118	$17,654	$20,406	$31,765	$28,210
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.75%	1.75%	1.75%	1.75%	1.87%
Expenses, before waivers/reimbursements	1.75%	1.75%	1.75%	1.76%	1.90%
Net investment loss(b)	(.78)%	(.68)%	(.96)%	(.91)%	(.99)%
Portfolio turnover rate	11%	25%	40%	26%	23%
See footnote summary on page 90.

	ADVISOR CLASS
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.25	$44.22	$59.41	$42.42	$40.93

Income From Investment Operations
Net investment income(a)(b)	.11	.15	.03	.05	.01
Net realized and unrealized gain (loss) on investment transactions	7.49	5.75	(8.86)	18.75	2.90
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	7.60	5.90	(8.83)	18.80	2.91

Less: Dividends and Distributions
Dividends from net investment income	(.19)	– 0 –	(.06)	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(.61)	(.87)	(6.36)	(1.81)	(1.42)

Net asset value, end of period	$56.24	$49.25	$44.22	$59.41	$42.42

Total Return
Total investment return based on net asset value(d)	15.58%	13.52%	(17.54)%	45.17%	7.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$815,497	$1,049,761	$957,097	$1,152,671	$699,504
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.75%	.75%	.75%	.76%	.87%
Expenses, before waivers/reimbursements	.75%	.75%	.75%	.76%	.90%
Net investment income(b)	.22%	.33%	.05%	.10%	.02%
Portfolio turnover rate	11%	25%	40%	26%	23%

	CLASS I
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.30	$44.29	$59.48	$42.50	$41.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08	.13	(.04)	.02	.01
Net realized and unrealized gain (loss) on investment transactions	7.49	5.75	(8.85)	18.77	2.91
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	7.57	5.88	(8.89)	18.79	2.92

Less: Dividends and Distributions
Dividends from net investment income	(.20)	– 0 –	.00 (c)	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(.62)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$56.25	$49.30	$44.29	$59.48	$42.50

Total Return
Total investment return based on net asset value(d)	15.52%	13.45%	(17.59)%	45.06%	7.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,335	$1,189	$8	$89	$18
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.81%	.83%	.81%	.83%	.86%
Expenses, before waivers/reimbursements	.81%	.83%	.81%	.83%	.88%
Net investment income (loss)(b)	.16%	.29%	(.06)%	.03%	.03%
Portfolio turnover rate	11%	25%	40%	26%	23%
See footnote summary on page 90.

	CLASS Z
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.36	$44.31	$59.52	$42.49	$40.98

Income From Investment Operations
Net investment income(a)(b)	.13	.16	.04	.10	.02
Net realized and unrealized gain (loss) on investment transactions	7.50	5.76	(8.87)	18.74	2.91
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	7.63	5.92	(8.83)	18.84	2.93

Less: Dividends and Distributions
Dividends from net investment income	(.16)	– 0 –	(.08)	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total distributions	(.58)	(.87)	(6.38)	(1.81)	(1.42)

Net asset value, end of period	$56.41	$49.36	$44.31	$59.52	$42.49

Total Return
Total investment return based on net asset value(d)	15.61%	13.54%	(17.52)%	45.19%	7.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,353	$19,361	$82,429	$107,956	$2,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72%	.72%	.72%	.78%	.84%
Expenses, before waivers/reimbursements	.72%	.72%	.72%	.78%	.87%
Net investment income(b)	.25%	.34%	.07%	.18%	.04%
Portfolio turnover rate	11%	25%	40%	26%	23%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

AB Discovery Growth Fund

	CLASS A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.82	$9.28	$15.11	$12.74	$11.40

Income From Investment Operations
Net investment loss(a)(b)	(.05)	(.04)	(.06)	(.09)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.18	.58	(3.45)	4.58	2.11
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	1.13	.54	(3.51)	4.49	2.05

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(2.32)	(2.12)	(.71)

Net asset value, end of period	$10.95	$9.82	$9.28	$15.11	$12.74

Total Return
Total investment return based on net asset value(d)*	11.51%	5.82%	(27.82)%	37.21%+	19.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$583,471	$600,349	$663,173	$1,024,438	$795,559
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.92%	.93%	.91%	.91%	.96%
Expenses, before waivers/reimbursements‡	.93%	.94%	.91%	.91%	.96%
Net investment loss(b)	(.48)%	(.43)%	(.52)%	(.65)%	(.56)%
Portfolio turnover rate	79%	70%	64%	75%	80%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.00%

	CLASS C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$3.46	$3.29	$6.85	$6.76	$6.44

Income From Investment Operations
Net investment loss(a)(b)	(.04)	(.04)	(.06)	(.10)	(.08)
Net realized and unrealized gain (loss) on investment transactions	.40	.21	(1.18)	2.31	1.11
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	.36	.17	(1.24)	2.21	1.03

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(2.32)	(2.12)	(.71)

Net asset value, end of period	$3.82	$3.46	$3.29	$6.85	$6.76

Total Return
Total investment return based on net asset value(d)*	10.40%	5.17%	(28.44)%	36.23%	18.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,504	$10,873	$14,986	$33,132	$34,650
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	1.70%	1.71%	1.68%	1.68%	1.73%
Expenses, before waivers/reimbursements‡	1.70%	1.71%	1.68%	1.68%	1.73%
Net investment loss(b)	(1.25)%	(1.20)%	(1.30)%	(1.42)%	(1.33)%
Portfolio turnover rate	79%	70%	64%	75%	80%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.00%
See footnote summary on page 93.

	ADVISOR CLASS
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.10	$10.46	$16.71	$13.88	$12.33

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.02)	(.04)	(.07)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.33	.66	(3.89)	5.02	2.30
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	1.30	.64	(3.93)	4.95	2.26

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(2.32)	(2.12)	(.71)

Net asset value, end of period	$12.40	$11.10	$10.46	$16.71	$13.88

Total Return
Total investment return based on net asset value(d)*	11.71%	6.12%	(27.70)%	37.49%	19.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,216,924	$1,138,015	$1,129,007	$1,713,283	$1,253,607
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.69%	.70%	.68%	.68%	.73%
Expenses, before waivers/reimbursements‡	.70%	.70%	.68%	.68%	.73%
Net investment loss(b)	(.26)%	(.20)%	(.28)%	(.42)%	(.33)%
Portfolio turnover rate	79%	70%	64%	75%	80%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.00%

	CLASS I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.90	$10.28	$16.46	$13.70	$12.18

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.03)	(.04)	(.08)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.30	.65	(3.82)	4.96	2.27
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	1.27	.62	(3.86)	4.88	2.23

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(2.32)	(2.12)	(.71)

Net asset value, end of period	$12.17	$10.90	$10.28	$16.46	$13.70

Total Return
Total investment return based on net asset value(d)*	11.65%	6.03%	(27.69)%	37.47%	19.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$393,493	$419,056	$425,004	$604,487	$103,821
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.75%	.76%	.71%	.74%	.75%
Expenses, before waivers/reimbursements‡	.75%	.76%	.71%	.74%	.76%
Net investment loss(b)	(.31)%	(.26)%	(.31)%	(.53)%	(.35)%
Portfolio turnover rate	79%	70%	64%	75%	80%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.00%
See footnote summary on page 93.

	CLASS Z
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.98	$10.34	$16.54	$13.75	$12.21

Income From Investment Operations
Net investment loss(a)(b)	(.02)	(.02)	(.03)	(.06)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.31	.66	(3.85)	4.97	2.28
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	1.29	.64	(3.88)	4.91	2.25

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(2.32)	(2.12)	(.71)

Net asset value, end of period	$12.27	$10.98	$10.34	$16.54	$13.75

Total Return
Total investment return based on net asset value(d)*	11.75%	6.19%	(27.68)%	37.55%	19.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$457,623	$749,982	$660,787	$941,592	$551,672
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.66%	.66%	.64%	.64%	.66%
Expenses, before waivers/reimbursements‡	.66%	.67%	.64%	.64%	.66%
Net investment loss(b)	(.21)%	(.16)%	(.24)%	(.39)%	(.26)%
Portfolio turnover rate	79%	70%	64%	75%	80%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .02%.

+
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

AB Small Cap Growth Portfolio

	CLASS A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$54.04	$50.68	$79.55	$62.17	$57.21

Income From Investment Operations
Net investment loss(a)(b)	(.35)	(.28)	(.51)	(.62)	(.37)
Net realized and unrealized gain (loss) on investment transactions	5.61	3.64	(21.59)	25.33	10.19
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	5.26	3.36	(22.10)	24.71	9.82

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$59.30	$54.04	$50.68	$79.55	$62.17

Total Return
Total investment return based on net asset value(d)*	9.73%	6.63%	(30.61)%	41.15%+	18.86%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$501,412	$645,058	$715,329	$1,090,466	$890,196
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	1.13%	1.14%	1.11%	1.09%	1.16%
Expenses, before waivers/reimbursements‡	1.13%	1.14%	1.11%	1.09%	1.16%
Net investment loss(b)	(.66)%	(.56)%	(.78)%	(.83)%	(.70)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%

	CLASS C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.94	$22.62	$39.36	$33.92	$33.67

Income From Investment Operations
Net investment loss(a)(b)	(.33)	(.29)	(.47)	(.61)	(.43)
Net realized and unrealized gain (loss) on investment transactions	2.46	1.61	(9.50)	13.38	5.54
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	2.13	1.32	(9.97)	12.77	5.11

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$26.07	$23.94	$22.62	$39.36	$33.92

Total Return
Total investment return based on net asset value(d)*	8.90%	5.84%	(31.12)%	40.11%+	17.99%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,087	$27,846	$33,191	$53,790	$35,697
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	1.88%	1.89%	1.86%	1.84%	1.90%
Expenses, before waivers/reimbursements‡	1.88%	1.89%	1.86%	1.84%	1.91%
Net investment loss(b)	(1.41)%	(1.31)%	(1.53)%	(1.59)%	(1.44)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%
See footnote summary on page 97.

	ADVISOR CLASS
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$62.34	$58.32	$90.34	$69.65	$63.35

Income From Investment Operations
Net investment loss(a)(b)	(.25)	(.18)	(.39)	(.51)	(.27)
Net realized and unrealized gain (loss) on investment transactions	6.49	4.20	(24.86)	28.53	11.43
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	6.24	4.02	(25.25)	28.02	11.16

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$68.58	$62.34	$58.32	$90.34	$69.65

Total Return
Total investment return based on net asset value(d)*	10.01%	6.89%	(30.43)%	41.51%+	19.16%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,508,064	$1,581,335	$1,814,970	$2,165,454	$1,051,243
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.88%	.89%	.86%	.84%	.91%
Expenses, before waivers/reimbursements‡	.88%	.89%	.87%	.84%	.91%
Net investment loss(b)	(.41)%	(.31)%	(.53)%	(.60)%	(.46)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%

	CLASS R
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.37	$47.38	$75.03	$59.19	$54.90

Income From Investment Operations
Net investment loss(a)(b)	(.51)	(.39)	(.69)	(.88)	(.54)
Net realized and unrealized gain (loss) on investment transactions	5.21	3.38	(20.19)	24.05	9.69
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	4.70	2.99	(20.88)	23.17	9.15

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$55.07	$50.37	$47.38	$75.03	$59.19

Total Return
Total investment return based on net asset value(d)*	9.33%	6.31%	(30.84)%	40.59%+	18.42%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,692	$32,756	$34,853	$53,326	$29,374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	1.50%	1.42%	1.46%	1.49%	1.54%
Expenses, before waivers/reimbursements‡	1.50%	1.43%	1.46%	1.49%	1.54%
Net investment loss(b)	(1.03)%	(.85)%	(1.13)%	(1.24)%	(1.07)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%
See footnote summary on page 97.

	CLASS K
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$56.14	$52.78	$82.50	$64.23	$58.90

Income From Investment Operations
Net investment loss(a)(b)	(.36)	(.46)	(.45)	(.62)	(.34)
Net realized and unrealized gain (loss) on investment transactions	5.83	3.82	(22.50)	26.22	10.53
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	5.47	3.36	(22.95)	25.60	10.19

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$61.61	$56.14	$52.78	$82.50	$64.23

Total Return
Total investment return based on net asset value(d)*	9.75%	6.37%	(30.54)%	41.22%+	18.96%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$150,338	$167,212	$135,550	$121,057	$43,699
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	1.11%	1.47%	1.03%	1.03%	1.08%
Expenses, before waivers/reimbursements‡	1.18%	1.48%	1.03%	1.03%	1.09%
Net investment loss(b)	(.65)%	(.90)%	(.68)%	(.80)%	(.62)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%

	CLASS I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$61.99	$57.96	$89.79	$69.27	$63.03

Income From Investment Operations
Net investment loss(a)(b)	(.24)	(.14)	(.37)	(.49)	(.26)
Net realized and unrealized gain (loss) on investment transactions	6.46	4.17	(24.69)	28.34	11.36
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	6.22	4.03	(25.06)	27.85	11.10

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$68.21	$61.99	$57.96	$89.79	$69.27

Total Return
Total investment return based on net asset value(d)*	10.04%	6.95%	(30.40)%	41.48%+	19.17%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$439,659	$484,889	$597,941	$824,332	$614,788
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.86%	.83%	.84%	.84%	.90%
Expenses, before waivers/reimbursements‡	.86%	.83%	.84%	.84%	.90%
Net investment loss(b)	(.39)%	(.26)%	(.50)%	(.59)%	(.44)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%
See footnote summary on page 97.

	CLASS Z
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$62.58	$58.47	$90.46	$69.68	$63.31

Income From Investment Operations
Net investment loss(a)(b)	(.18)	(.11)	(.30)	(.43)	(.21)
Net realized and unrealized gain (loss) on investment transactions	6.52	4.22	(24.92)	28.54	11.44
Contributions from Affiliates	– 0 –	– 0 –	.00 (c)	– 0 –	– 0 –

Net increase (decrease) in net asset value from operations	6.34	4.11	(25.22)	28.11	11.23

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(6.77)	(7.33)	(4.86)

Net asset value, end of period	$68.92	$62.58	$58.47	$90.46	$69.68

Total Return
Total investment return based on net asset value(d)*	10.13%	7.03%	(30.34)%	41.62%+	19.29%+

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,110,785	$1,172,303	$1,056,456	$1,118,142	$473,742
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.76%	.77%	.76%	.75%	.81%
Expenses, before waivers/reimbursements‡	.77%	.77%	.76%	.75%	.81%
Net investment loss(b)	(.29)%	(.20)%	(.41)%	(.51)%	(.36)%
Portfolio turnover rate	78%	65%	54%	74%	75%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.00%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .01%.

+
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

AB Select US Equity Portfolio

	CLASS A
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.99	$16.56	$22.32	$16.19	$16.81

Income From Investment Operations
Net investment income (loss)(a)(b)	.03	.03	.02	(.03)	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.31	2.42	(1.06)	6.76	.68
Contributions from Affiliates	– 0 –	.00 (c)	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	4.34	2.45	(1.04)	6.73	.73

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.04)	– 0 –	– 0 –	(.07)
Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(.40)	(1.02)	(4.72)	(.60)	(1.35)

Net asset value, end of period	$21.93	$17.99	$16.56	$22.32	$16.19

Total Return
Total investment return based on net asset value(d)*	24.62%	15.38%	(8.03)%	42.31%	4.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,004	$24,574	$19,869	$18,875	$11,699
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.44%	1.51%	1.47%	1.51%	1.53%
Expenses, before waivers/reimbursements	1.48%	1.52%	1.47%	1.51%	1.53%
Net investment income (loss)(b)	.13%	.20%	.08%	(.13)%	.28%
Portfolio turnover rate	171%	205%	197%	148%	183%

	CLASS C
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.91	$14.83	$20.57	$15.07	$15.78

Income From Investment Operations
Net investment loss(a)(b)	(.11)	(.08)	(.13)	(.16)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.80	2.14	(.89)	6.26	.64
Contributions from Affiliates	– 0 –	.00 (c)	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	3.69	2.06	(1.02)	6.10	.57

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Net asset value, end of period	$19.22	$15.91	$14.83	$20.57	$15.07

Total Return
Total investment return based on net asset value(d)*	23.62%	14.49%	(8.69)%	41.25%	3.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,982	$8,303	$7,629	$9,319	$8,437
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	2.20%	2.27%	2.22%	2.26%	2.27%
Expenses, before waivers/reimbursements	2.24%	2.27%	2.22%	2.27%	2.28%
Net investment loss(b)	(.64)%	(.55)%	(.68)%	(.88)%	(.45)%
Portfolio turnover rate	171%	205%	197%	148%	183%
See footnote summary on page 99.

	ADVISOR CLASS
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.03	$16.59	$22.32	$16.17	$16.78

Income From Investment Operations
Net investment income(a)(b)	.07	.08	.07	.03	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.33	2.42	(1.07)	6.74	.69
Contributions from Affiliates	– 0 –	.00 (c)	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	4.40	2.50	(1.00)	6.77	.78

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.08)	(.01)	(.02)	(.11)
Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(.44)	(1.06)	(4.73)	(.62)	(1.39)

Net asset value, end of period	$21.99	$18.03	$16.59	$22.32	$16.17

Total Return
Total investment return based on net asset value(d)*	24.94%	15.68%	(7.82)%	42.63%	4.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$218,823	$179,438	$176,306	$181,782	$172,643
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.19%	1.26%	1.22%	1.26%	1.27%
Expenses, before waivers/reimbursements	1.23%	1.26%	1.22%	1.26%	1.27%
Net investment income(b)	.38%	.46%	.33%	.13%	.54%
Portfolio turnover rate	171%	205%	197%	148%	183%

	CLASS I
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.75	$16.35	$22.06	$15.99	$16.60

Income From Investment Operations
Net investment income(a)(b)	.08	.08	.06	.02	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.26	2.38	(1.04)	6.67	.68
Contributions from Affiliates	– 0 –	.00 (c)	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	4.34	2.46	(.98)	6.69	.77

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.08)	(.01)	(.02)	(.10)
Distributions from net realized gain on investment and foreign currency transactions	(.38)	(.98)	(4.72)	(.60)	(1.28)

Total dividends and distributions	(.44)	(1.06)	(4.73)	(.62)	(1.38)

Net asset value, end of period	$21.65	$17.75	$16.35	$22.06	$15.99

Total Return
Total investment return based on net asset value(d)*	24.93%	15.72%	(7.82)%	42.62%	4.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,519	$3,741	$3,717	$5,340	$4,244
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.16%	1.26%	1.21%	1.26%	1.26%
Expenses, before waivers/reimbursements	1.20%	1.26%	1.22%	1.26%	1.27%
Net investment income(b)	.41%	.45%	.32%	.13%	.56%
Portfolio turnover rate	171%	205%	197%	148%	183%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

*
Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the years ended June 30, 2022 and June 30, 2020 by 0.02% and 0.03%, respectively.

AB Select US Long/Short Portfolio

	CLASS A
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.62	$12.67	$14.91	$12.48	$12.54

Income From Investment Operations
Net investment income (loss)(a)(b)	.11	.07	(.11)	(.12)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89	.68	(.39)	3.14	.42
Contributions from Affiliates	– 0 –	.00 (c)	.00 (c)	.00 (c)	.00 (c)

Net increase (decrease) in net asset value from operations	2.00	.75	(.50)	3.02	.38

Less: Dividends and Distributions
Dividends from net investment income	(.15)	– 0 –	– 0 –	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	– 0 –	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.15)	(.80)	(1.74)	(.59)	(.44)

Net asset value, end of period	$14.47	$12.62	$12.67	$14.91	$12.48

Total Return
Total investment return based on net asset value(d)*	16.11%	6.20%	(4.49)%	24.80%	3.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,783	$110,152	$118,590	$111,374	$83,866
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	1.91%	1.91%	1.83%	1.86%	1.91%
Expenses, before waivers/reimbursements(e)(f)‡	1.96%	1.95%	1.86%	1.88%	1.94%
Net investment income (loss)(b)	.82%	.58%	(.78)%	(.90)%	(.28)%
Portfolio turnover rate (excluding securities sold short)	242%	372%	242%	181%	191%
Portfolio turnover rate (including securities sold short)	253%	382%	243%	181%	207%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.05%	.05%	.03%	.02%	.04%

	CLASS C
	Year Ended June 30,
	2024		2023	2022	2021	2020
Net asset value, beginning of period	$11.32		$11.53	$13.82	$11.68	$11.85

Income From Investment Operations
Net investment income (loss)(a)(b)	.01		(.02)	(.20)	(.21)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70		.61	(.35)	2.94	.39
Contributions from Affiliates	– 0 –		.00 (c)	.00 (c)	.00 (c)	.00 (c)

Net increase (decrease) in net asset value from operations	1.71		.59	(.55)	2.73	.27

Less: Dividends and Distributions
Dividends from net investment income	(.00	)(c)	– 0 –	– 0 –	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	– 0 –		(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.00	)(c)	(.80)	(1.74)	(.59)	(.44)

Net asset value, end of period	$13.03		$11.32	$11.53	$13.82	$11.68

Total Return
Total investment return based on net asset value(d)*	15.12%		5.49%	(5.18)%	23.91%	2.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,777		$28,672	$44,732	$59,740	$64,205
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	2.66%		2.65%	2.58%	2.61%	2.66%
Expenses, before waivers/reimbursements(e)(f)‡	2.71%		2.69%	2.61%	2.63%	2.69%
Net investment income (loss)(b)	.06%		(.21)%	(1.54)%	(1.65)%	(1.01)%
Portfolio turnover rate (excluding securities sold short)	242%		372%	242%	181%	191%
Portfolio turnover rate (including securities sold short)	253%		382%	243%	181%	207%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.05%		.05%	.03%	.02%	.04%
See footnote summary on pages 101 and 102.

	ADVISOR CLASS Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.06	$13.06	$15.29	$12.74	$12.78

Income From Investment Operations
Net investment income (loss)(a)(b)	.15	.11	(.08)	(.09)	(.00	)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.96	.69	(.41)	3.23	.42
Contributions from Affiliates	– 0 –	.00 (c)	.00 (c)	.00 (c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.11	.80	(.49)	3.14	.42

Less: Dividends and Distributions
Dividends from net investment income	(.18)	– 0 –	– 0 –	– 0 –	(.02)
Distributions from net realized gain on investment transactions	– 0 –	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.18)	(.80)	(1.74)	(.59)	(.46)

Net asset value, end of period	$14.99	$13.06	$13.06	$15.29	$12.74

Total Return
Total investment return based on net asset value(d)*	16.36%	6.49%	(4.24)%	25.17%	3.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,264,716	$1,283,192	$1,506,544	$1,202,820	$876,972
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	1.66%	1.65%	1.58%	1.61%	1.66%
Expenses, before waivers/reimbursements(e)(f)‡	1.71%	1.70%	1.61%	1.63%	1.69%
Net investment income (loss)(b)	1.07%	.82%	(.53)%	(.65)%	(.03)%
Portfolio turnover rate (excluding securities sold short)	242%	372%	242%	181%	191%
Portfolio turnover rate (including securities sold short)	253%	382%	243%	181%	207%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.05%	.05%	.03%	.02%	.04%

	CLASS I
	Year Ended June 30,
	2024	2023	2022		2021		2020
Net asset value, beginning of period	$13.12	$13.11	$15.33		$12.78		$12.81

Income From Investment Operations
Net investment income (loss)(a)(b)	.15	.11	(.07)		(.09)		.00 (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	.70	(.41)		3.23		.44
Contributions from Affiliates	– 0 –	.00 (c)	.00	(c)	.00	(c)	.00 (c)

Net increase (decrease) in net asset value from operations	2.13	.81	(.48)		3.14		.44

Less: Dividends and Distributions
Dividends from net investment income	(.19)	– 0 –	– 0 –		– 0 –		(.03)
Distributions from net realized gain on investment transactions	– 0 –	(.80)	(1.74)		(.59)		(.44)

Total dividends and distributions	(.19)	(.80)	(1.74)		(.59)		(.47)

Net asset value, end of period	$15.06	$13.12	$13.11		$15.33		$12.78

Total Return
Total investment return based on net asset value(d)*	16.37%	6.54%	(4.22)%		25.17%		3.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,880	$31,435	$34,177		$38,385		$16,674
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	1.62%	1.60%	1.55%		1.60%		1.62%
Expenses, before waivers/reimbursements(e)(f)‡	1.66%	1.65%	1.57%		1.62%		1.66%
Net investment income (loss)(b)	1.12%	.89%	(.50	) %	(.64	) %	.01%
Portfolio turnover rate (excluding securities sold short)	242%	372%	242%		181%		191%
Portfolio turnover rate (including securities sold short)	253%	382%	243%		181%		207%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.05%	.05%	.03%		.02%		.04%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude dividend expense on securities sold short and interest expense:

	Year Ended June 30,
	2024	2023	2022	2021	2020
Class A
Net of waivers/reimbursements	1.83%	1.84%	1.83%	1.85%	1.86%
Before waivers/reimbursements	1.87%	1.88%	1.85%	1.88%	1.89%
Class C
Net of waivers/reimbursements	2.58%	2.58%	2.57%	2.60%	2.60%
Before waivers/reimbursements	2.62%	2.63%	2.60%	2.63%	2.64%
Advisor Class
Net of waivers/reimbursements	1.58%	1.59%	1.58%	1.60%	1.61%
Before waivers/reimbursements	1.62%	1.63%	1.61%	1.63%	1.64%
Class I
Net of waivers/reimbursements	1.53%	1.53%	1.54%	1.60%	1.57%
Before waivers/reimbursements	1.57%	1.57%	1.57%	1.62%	1.61%

(f)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, such waiver amounted to .04%, .05%, .03%, .03% and .04%, respectively.

*
Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended June 30, 2024 and June 30, 2020 by .01% and .03%, respectively.

AB Sustainable Global Thematic Fund

	CLASS A
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$143.28	$139.32	$179.88	$142.42	$118.20

Income From Investment Operations
Net investment income (loss)(a)(b)	.20	.18	(.18)	(.92)	(.46)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.07	7.06	(22.69)	49.90	28.37

Net increase (decrease) in net asset value from operations	15.27	7.24	(22.87)	48.98	27.91

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.33)	– 0 –	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	– 0 –	(2.95)	(17.69)	(11.52)	(3.69)

Total dividends and distributions	(.05)	(3.28)	(17.69)	(11.52)	(3.69)

Net asset value, end of period	$158.50	$143.28	$139.32	$179.88	$142.42

Total Return
Total investment return based on net asset value(c)*	10.65%+	5.47%	(14.79)%	35.76%	24.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$731,435	$732,150	$739,832	$925,129	$699,723
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.02%	1.05%	1.02%	1.18%	1.25%
Expenses, before waivers/reimbursements(d)‡	1.03%	1.05%	1.02%	1.18%	1.26%
Net investment income (loss)(b)	.14%	.14%	(.11)%	(.57)%	(.38)%
Portfolio turnover rate	31%	42%	30%	35%	37%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%

	CLASS C
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$106.11	$104.49	$139.98	$113.84	$95.89

Income From Investment Operations
Net investment loss(a)(b)	(.64)	(.60)	(1.03)	(1.65)	(1.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.07	5.17	(16.77)	39.31	22.74

Net increase (decrease) in net asset value from operations	10.43	4.57	(17.80)	37.66	21.64

Less: Distributions
Distributions from net realized gain on investment transactions	– 0 –	(2.95)	(17.69)	(11.52)	(3.69)

Net asset value, end of period	$116.54	$106.11	$104.49	$139.98	$113.84

Total Return
Total investment return based on net asset value(c)*	9.84%	4.68%	(15.43)%	34.73%	23.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,893	$26,660	$28,646	$30,293	$17,436
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.78%	1.80%	1.77%	1.93%	2.01%
Expenses, before waivers/reimbursements(d)‡	1.78%	1.80%	1.77%	1.93%	2.01%
Net investment loss(b)	(.61)%	(.62)%	(.85)%	(1.29)%	(1.14)%
Portfolio turnover rate	31%	42%	30%	35%	37%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%
See footnote summary on page 105.

	ADVISOR CLASS
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$155.72	$151.15	$193.31	$152.16	$125.72

Income From Investment Operations
Net investment income (loss)(a)(b)	.61	.55	.25	(.49)	(.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.37	7.68	(24.72)	53.40	30.31

Net increase (decrease) in net asset value from operations	16.98	8.23	(24.47)	52.91	30.13

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.71)	– 0 –	(.24)	– 0 –
Distributions from net realized gain on investment transactions	– 0 –	(2.95)	(17.69)	(11.52)	(3.69)

Total dividends and distributions	(.36)	(3.66)	(17.69)	(11.76)	(3.69)

Net asset value, end of period	$172.34	$155.72	$151.15	$193.31	$152.16

Total Return
Total investment return based on net asset value(c)*	10.95%+	5.73%	(14.57)%	36.11%	24.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,029,339	$1,109,550	$1,137,575	$1,360,500	$592,942
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.77%	.80%	.77%	.93%	1.00%
Expenses, before waivers/reimbursements(d)‡	.78%	.80%	.77%	.93%	1.01%
Net investment income (loss)(b)	.39%	.39%	.15%	(.28)%	(.14)%
Portfolio turnover rate	31%	42%	30%	35%	37%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%

	CLASS I
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$156.40	$151.82	$194.04	$152.73	$126.13

Income From Investment Operations
Net investment income (loss)(a)(b)	.64	.61	.33	(.54)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	16.43	7.69	(24.86)	53.66	30.42

Net increase (decrease) in net asset value from operations	17.07	8.30	(24.53)	53.12	30.29

Less: Dividends and Distributions
Dividends from net investment income	(.38)	(.77)	– 0 –	(.29)	– 0 –
Distributions from net realized gain on investment transactions	– 0 –	(2.95)	(17.69)	(11.52)	(3.69)

Total dividends and distributions	(.38)	(3.72)	(17.69)	(11.81)	(3.69)

Net asset value, end of period	$173.09	$156.40	$151.82	$194.04	$152.73

Total Return
Total investment return based on net asset value(c)*	10.96%	5.77%	(14.54)%	36.12%	24.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,179	$54,702	$46,118	$38,716	$15,441
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.76%	.78%	.75%	.92%	.97%
Expenses, before waivers/reimbursements(d)‡	.76%	.78%	.75%	.92%	.97%
Net investment income (loss)(b)	.41%	.42%	.19%	(.31)%	(.10)%
Portfolio turnover rate	31%	42%	30%	35%	37%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%	.01%
See footnote summary on page 105.

	CLASS Z
	Year Ended July 31,			July 27, 2021(e) to July 31,
	2024	2023	2022	2021
Net asset value, beginning of period	$143.65	$139.78	$179.89	$178.52

Income From Investment Operations
Net investment income (loss)(a)(b)	.66	.61	.55	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.10	7.06	(22.97)	1.39

Net increase (decrease) in net asset value from operations	15.76	7.67	(22.42)	1.37

Less: Dividends and Distributions
Dividends from net investment income	(.47)	(.85)	– 0 –	– 0 –
Distributions from net realized gain on investment transactions	– 0 –	(2.95)	(17.69)	– 0 –

Total dividends and distributions	(.47)	(3.80)	(17.69)	– 0 –

Net asset value, end of period	$158.94	$143.65	$139.78	$179.89

Total Return
Total investment return based on net asset value(c)*	11.03%	5.80%	(14.52)%	.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,981	$52,622	$50,975	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.70%	.73%	.71%	.73%^
Expenses, before waivers/reimbursements‡	.71%	.73%	.71%	.73%^
Net investment income (loss)(b)	.46%	.46%	.36%	(.73 )%^
Portfolio turnover rate	31%	42%	30%	35%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.00%	.00%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended July 31, 2020, such waiver amounted to .01%.

(e)	Commencement of distributions.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .03%.

+
The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

AB Sustainable International Thematic Fund

	CLASS A
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.33	$16.46	$23.53	$17.76	$16.45

Income From Investment Operations
Net investment income (loss)(a)(b)	.13	.10	.09	(.03)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70	1.86	(5.79)	6.18	1.56

Net increase (decrease) in net asset value from operations	.83	1.96	(5.70)	6.15	1.51

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.09)	(1.37)	(.38)	(.20)

Net asset value, end of period	$19.16	$18.33	$16.46	$23.53	$17.76

Total Return
Total investment return based on net asset value(c)	4.53%	11.92%	(25.82)%	34.79%	9.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,780	$142,303	$148,069	$215,976	$164,508
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.03%	1.05%	1.03%	1.19%	1.33%
Expenses, before waivers/reimbursements(d)†	1.04%	1.05%	1.03%	1.19%	1.34%
Net investment income (loss)(b)	.70%	.60%	.40%	(.14)%	(.31)%
Portfolio turnover rate	36%	31%	28%	33%	37%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.01%	.01%

	CLASS C
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.05	$13.63	$19.86	$15.15	$14.17

Income From Investment Operations
Net investment loss(a)(b)	(.01)	(.03)	(.07)	(.17)	(.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.57	1.54	(4.79)	5.26	1.34

Net increase (decrease) in net asset value from operations	.56	1.51	(4.86)	5.09	1.18

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.09)	(1.37)	(.38)	(.20)

Net asset value, end of period	$15.61	$15.05	$13.63	$19.86	$15.15

Total Return
Total investment return based on net asset value(c)	3.72%	11.10%	(26.39)%	33.77%	8.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$783	$863	$1,115	$1,793	$2,643
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.79%	1.81%	1.79%	1.94%	2.09%
Expenses, before waivers/reimbursements(d)†	1.80%	1.82%	1.79%	1.95%	2.09%
Net investment loss(b)	(.07)%	(.23)%	(.38)%	(.93)%	(1.10)%
Portfolio turnover rate	36%	31%	28%	33%	37%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.01%	.01%
See footnote summary on page 108.

	ADVISOR CLASS
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.05	$17.06	$24.28	$18.27	$16.87

Income From Investment Operations
Net investment income(a)(b)	.20	.16	.16	.05	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.71	1.92	(6.01)	6.34	1.59

Net increase (decrease) in net asset value from operations	.91	2.08	(5.85)	6.39	1.60

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.09)	(1.37)	(.38)	(.20)

Net asset value, end of period	$19.96	$19.05	$17.06	$24.28	$18.27

Total Return
Total investment return based on net asset value(c)	4.78%	12.21%	(25.64)%	35.13%	9.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$794,393	$630,120	$534,213	$567,611	$223,606
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.78%	.80%	.78%	.94%	1.07%
Expenses, before waivers/reimbursements(d)†	.79%	.80%	.79%	.94%	1.08%
Net investment income(b)	1.04%	.90%	.74%	.24%	.04%
Portfolio turnover rate	36%	31%	28%	33%	37%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.01%	.01%

	CLASS I
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.94	$16.96	$24.17	$18.19	$16.80

Income From Investment Operations
Net investment income (loss)(a)(b)	.17	.17	.12	(.01)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.72	1.90	(5.96)	6.37	1.60

Net increase (decrease) in net asset value from operations	.89	2.07	(5.84)	6.36	1.59

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.09)	(1.37)	(.38)	(.20)

Net asset value, end of period	$19.83	$18.94	$16.96	$24.17	$18.19

Total Return
Total investment return based on net asset value(c)	4.70%	12.22%	(25.71)%	35.12%	9.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$957	$913	$565	$986	$1,090
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.85%	.83%	.84%	.98%	1.05%
Expenses, before waivers/reimbursements(d)†	.85%	.84%	.84%	.99%	1.06%
Net investment income (loss)(b)	.90%	.98%	.55%	(.03)%	(.03)%
Portfolio turnover rate	36%	31%	28%	33%	37%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.00%	.01%	.01%
See footnote summary on page 108.

	CLASS Z
	Year Ended June 30,		July 27, 2021(e) to June 30,
	2024	2023	2022
Net asset value, beginning of period	$18.43	$16.50	$23.66

Income From Investment Operations
Net investment income(a)(b)	.18	.16	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.71	1.86	(6.09)

Net increase (decrease) in net asset value from operations	.89	2.02	(5.79)

Less: Distributions
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.09)	(1.37)

Net asset value, end of period	$19.32	$18.43	$16.50

Total Return
Total investment return based on net asset value(c)	4.83%	12.26%	(26.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,600	$14,894	$12,747
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.76%	.77%	.77	%(f)
Expenses, before waivers/reimbursements(d)†	.76%	.77%	.78	%(f)
Net investment income(b)	1.00%	.91%	1.71	%(f)
Portfolio turnover rate	36%	31%	28%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.00	%(f)

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(d)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2024, June 30, 2023, June 30, 2021 and June 30, 2020 such waiver amounted to 0.01%, 0.01%, 0.01% and 0.01%, respectively.

(e)	Commencement of distribution.

(f)	Annualized.

AB Global Core Equity Portfolio

	CLASS A
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.92	$13.52	$17.63	$12.83	$13.31

Income From Investment Operations
Net investment income(a)(b)	.12	.11	.10	.12	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84	1.83	(3.42)	4.77	(.16)
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	1.96	1.94	(3.32)	4.89	(.04)

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.01)	(.14)	(.09)	(.13)
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.53)	(.65)	– 0 –	(.31)

Total dividends and distributions	(.12)	(.54)	(.79)	(.09)	(.44)

Net asset value, end of period	$16.76	$14.92	$13.52	$17.63	$12.83

Total Return
Total investment return based on net asset value(d)	13.24%	14.79%	(19.74)%	38.20%	(.48)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,031	$19,940	$19,471	$23,362	$17,101
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.03%	1.04%	1.03%	1.05%	1.08%
Expenses, before waivers/reimbursements	1.03%	1.04%	1.04%	1.06%	1.08%
Net investment income(b)	.75%	.77%	.62%	.79%	.89%
Portfolio turnover rate	52%	48%	50%	46%	52%

	CLASS C
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.52	$13.26	$17.29	$12.61	$13.10

Income From Investment Operations
Net investment income (loss)(a)(b)	.01	(.01)	(.03)	.00 (c)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.78	1.80	(3.34)	4.68	(.15)
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	1.79	1.79	(3.37)	4.68	(.13)

Less: Dividends and Distributions
Dividends from net investment income	– 0 –	– 0 –	(.01)	– 0 –	(.05)
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.53)	(.65)	– 0 –	(.31)

Total dividends and distributions	– 0 –	(.53)	(.66)	– 0 –	(.36)

Net asset value, end of period	$16.31	$14.52	$13.26	$17.29	$12.61

Total Return
Total investment return based on net asset value(d)	12.33%	13.93%	(20.29)%	37.11%	(1.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$365	$419	$759	$1,040	$905
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.79%	1.79%	1.79%	1.81%	1.84%
Expenses, before waivers/reimbursements	1.79%	1.79%	1.79%	1.81%	1.84%
Net investment income (loss)(b)	.08%	(.04)%	(.15)%	.03%	.15%
Portfolio turnover rate	52%	48%	50%	46%	52%
See footnote summary on page 110.

	ADVISOR CLASS
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.98	$13.57	$17.69	$12.87	$13.35

Income From Investment Operations
Net investment income(a)(b)	.18	.14	.14	.17	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.82	1.84	(3.43)	4.77	(.15)
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	2.00	1.98	(3.29)	4.94	.00 (c)

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.04)	(.18)	(.12)	(.17)
Distributions from net realized gain on investment and foreign currency transactions	– 0 –	(.53)	(.65)	– 0 –	(.31)

Total dividends and distributions	(.16)	(.57)	(.83)	(.12)	(.48)

Net asset value, end of period	$16.82	$14.98	$13.57	$17.69	$12.87

Total Return
Total investment return based on net asset value(d)	13.51%	15.13%	(19.54)%	38.54%	(.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,841,960	$2,541,173	$2,349,994	$2,478,209	$1,215,240
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.78%	.79%	.79%	.81%	.84%
Expenses, before waivers/reimbursements	.78%	.79%	.79%	.81%	.84%
Net investment income(b)	1.15%	1.04%	.86%	1.08%	1.17%
Portfolio turnover rate	52%	48%	50%	46%	52%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

AB Concentrated International Growth Portfolio

	CLASS A
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.96	$9.71	$15.33	$11.66	$11.02

Income From Investment Operations
Net investment income (loss)(a)(b)	.01	.01	(.01)	.02	.01
Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.41)	1.24	(5.34)	3.86	.74
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	(.40)	1.25	(5.35)	3.88	.75

Less: Dividends and Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(.27)	(.21)	(.11)

Total dividends and distributions	– 0 –	– 0 –	(.27)	(.21)	(.11)

Net asset value, end of period	$10.56	$10.96	$9.71	$15.33	$11.66

Total Return
Total investment return based on net asset value(d)(e)	(3.65)%	12.87%	(35.49)%	33.53%	6.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,160	$5,484	$6,741	$10,284	$1,729
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	1.14%	1.14%	1.12%	1.15%	1.22%
Expenses, before waivers/reimbursements(f)‡	1.19%	1.14%	1.12%	1.17%	1.47%
Net investment income (loss)(b)	.07%	.07%	(.05)%	.14%	.12%
Portfolio turnover rate	40%	33%	24%	25%	30%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.01%

	CLASS C
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.38	$9.27	$14.77	$11.32	$10.78

Income From Investment Operations
Net investment loss(a)(b)	(.06)	(.06)	(.12)	(.09)	(.08)
Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.39)	1.17	(5.11)	3.75	.73
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	(.45)	1.11	(5.23)	3.66	.65

Less: Dividends and Distributions
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(.27)	(.21)	(.11)

Total dividends and distributions	– 0 –	– 0 –	(.27)	(.21)	(.11)

Net asset value, end of period	$9.93	$10.38	$9.27	$14.77	$11.32

Total Return
Total investment return based on net asset value(d)(e)	(4.34)%	11.97%	(36.03)%	32.59%	5.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$550	$1,078	$909	$1,909	$426
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	1.89%	1.90%	1.87%	1.90%	1.99%
Expenses, before waivers/reimbursements(f)‡	1.95%	1.90%	1.87%	1.93%	2.27%
Net investment loss(b)	(.65)%	(.63)%	(.89)%	(.66)%	(.79)%
Portfolio turnover rate	40%	33%	24%	25%	30%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.01%
See footnote summary on page 112.

	ADVISOR CLASS
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.10	$9.81	$15.46	$11.73	$11.06

Income From Investment Operations
Net investment income(a)(b)	.03	.04	.03	.05	.04
Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.40)	1.25	(5.41)	3.89	.75
Contributions from Affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.00 (c)

Net increase (decrease) in net asset value from operations	(.37)	1.29	(5.38)	3.94	.79

Less: Dividends and Distributions
Dividends from net investment income	– 0 –	– 0 –	– 0 –	– 0 –	(.01)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	(.27)	(.21)	(.11)

Total dividends and distributions	– 0 –	– 0 –	(.27)	(.21)	(.12)

Net asset value, end of period	$10.73	$11.10	$9.81	$15.46	$11.73

Total Return
Total investment return based on net asset value(d)(e)	(3.33)%	13.15%	(35.38)%	33.84%	7.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,949	$417,443	$367,324	$480,418	$160,265
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	.89%	.89%	.87%	.90%	.98%
Expenses, before waivers/reimbursements(f)‡	.93%	.89%	.87%	.93%	1.23%
Net investment income(b)	.28%	.36%	.24%	.32%	.37%
Portfolio turnover rate	40%	33%	24%	25%	30%
‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying portfolios	.01%	.00%	.00%	.00%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the year ended June 30, 2020 by 0.02%.

(f)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2024 and June 30, 2020, such waiver amounted to .01% and .01%, respectively.

AB Sustainable US Thematic Portfolio

	CLASS A
	Year Ended June 30,		February 1, 2022(a) to June 30,
	2024	2023	2022(b)
Net asset value, beginning of period	$17.33	$15.93	$19.39

Income From Investment Operations
Net investment income(c)(d)	.05	.07	.01
Net realized and unrealized gain (loss) on investments	2.51	2.82	(3.47)

Net increase (decrease) in net asset value from operations	2.56	2.89	(3.46)

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.03)	– 0 –
Distributions from net realized gain on investments	(.54)	(1.46)	– 0 –

Total dividends and distributions	(.60)	(1.49)	– 0 –

Net asset value, end of period	$19.29	$17.33	$15.93

Total Return
Total investment return based on net asset value(e)	15.34%	19.32%	(17.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$505	$332	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)†	.90%	.89%	.90	%(h)
Expenses, before waivers/reimbursements(f)(g)†	1.16%	1.18%	1.42	%(h)
Net investment income(d)	.27%	.44%	.13	%(h)
Portfolio turnover rate	33%	45%	17%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.01	%(h)

	CLASS C
	Year Ended June 30,		May 2, 2022(a) to June 30,
	2024	2023	2022(b)
Net asset value, beginning of period	$17.21	$15.92	$17.38

Income From Investment Operations
Net investment loss(c)(d)	(.08)	(.06)	(.01)
Net realized and unrealized gain (loss) on investments	2.48	2.81	(1.45)

Net increase (decrease) in net asset value from operations	2.40	2.75	(1.46)

Less: Distributions
Distributions from net realized gain on investments	(.54)	(1.46)	– 0 –

Net asset value, end of period	$19.07	$17.21	$15.92

Total Return
Total investment return based on net asset value(e)	14.43%	18.36%	(8.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31	$26	$54
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)†	1.65%	1.64%	1.64	%(h)
Expenses, before waivers/reimbursements(f)(g)†	2.13%	2.10%	3.44	%(h)
Net investment loss(d)	(.46)%	(.38)%	(.43	)%(h)
Portfolio turnover rate	33%	45%	17%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.01	%(h)
See footnote summary on page 115.

	ADVISOR CLASS
	Year Ended June 30,		January 1, 2022 to June 30,		Year Ended December 31,
	2024	2023	2022(b)		2021	2020		2019
Net asset value, beginning of period	$17.37	$15.95	$21.71		$18.83	$13.94		$10.59

Income From Investment Operations
Net investment income (loss)(c)(d)	.09	.09	.01		.11	(.06)		.09
Net realized and unrealized gain (loss) on investments	2.51	2.84	(5.77)		4.83	5.26		3.34

Net increase (decrease) in net asset value from operations	2.60	2.93	(5.76)		4.94	5.20		3.43

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.05)	– 0 –		(.13)	(.00	)(i)	(.08)
Distributions from net realized gain on investments	(.54)	(1.46)	– 0 –		(1.93)	(.31)		– 0 –

Total dividends and distributions	(.64)	(1.51)	– 0 –		(2.06)	(.31)		(.08)

Net asset value, end of period	$19.33	$17.37	$15.95		$21.71	$18.83		$13.94

Total Return
Total investment return based on net asset vaIue(e)	15.56%	19.55%	(26.56)%		26.26%	37.34%		32.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,065	$125,881	$109,204		$191,746	$181,969		$100,714
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)†	.65%	.64%	.65	%(h)	.12%	1.09%		.43%
Expenses, before waivers/reimbursements(f)(g)†	.91%	.99%	1.00	%(h)	.36%	1.32%		.84%
Net investment income (loss)(d)	.53%	.55%	.14	%(h)	.54%	(.38)%		.69%
Portfolio turnover rate	33%	45%	17%		37%	51%		41%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.01	%(h)	.00%	.01%		.01%

	CLASS Z
	Year Ended June 30,		February 1, 2022(a) to June 30,
	2024	2023	2022(b)
Net asset value, beginning of period	$17.36	$15.95	$19.39

Income From Investment Operations
Net investment Income(c)(d)	.10	.10	.03
Net realized and unrealized gain (loss) on investments	2.50	2.82	(3.47)

Net increase (decrease) in net asset value from operations	2.60	2.92	(3.44)

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.05)	– 0 –
Distributions from net realized gain on investments	(.54)	(1.46)	– 0 –

Total dividends and distributions	(.63)	(1.51)	– 0 –

Net asset value, end of period	$19.33	$17.36	$15.95

Total Return
Total investment return based on net asset vaIue(e)	15.55%	19.52%	(17.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,477	$15,695	$8
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)†	.65%	.64%	.65	%(h)
Expenses, before waivers/reimbursements(f)(g)†	.84%	.75%	1.02	%(h)
Net investment income(d)	.54%	.64%	.36	%(h)
Portfolio turnover rate	33%	45%	17%
† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying portfolios	.01%	.01%	.00	%(h)
See footnote summary on page 115.

(a)	Commencement of distribution.

(b)	The Fund changed its fiscal year end from December 31 to June 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)
In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the years ended June 30, 2024, June 30, 2023, the period ended June 30, 2022, the years ended December 31, 2020 and December 31, 2019, such waiver amounted to 0.01%, 0.01%, 0.01% (annualized), 0.01% and 0.01%, respectively.

(g)	The expense ratios presented below exclude interest expense:

	Year Ended June 30,		January 1, 2022 to June 30,		Year Ended December 31,
	2024	2023	2022(b)(h)		2021	2020	2019
Class A
Net of waivers/reimbursements	.89%	.89%	.90	%(a)	N/A	N/A	N/A
Before waivers/reimbursements	1.15%	1.18%	1.42	%(a)	N/A	N/A	N/A
Class C
Net of waivers/reimbursements	1.65%	1.64%	1.64	%(a)	N/A	N/A	N/A
Before waivers/reimbursements	2.13%	2.10%	3.44	%(a)	N/A	N/A	N/A
Advisor Class
Net of waivers/reimbursements	.64%	.64%	.65%		.12%	1.09%	.43%
Before waivers/reimbursements	.90%	.99%	1.00%		.36%	1.32%	.84%
Class Z
Net of waivers/reimbursements	.64%	.64%	.65	%(a)	N/A	N/A	N/A
Before waivers/reimbursements	.84%	.75%	1.02	%(a)	N/A	N/A	N/A

(h)	Annualized.

(i)	Amount is less than $0.005.

APPENDIX A

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information calculated and presented in a manner different from expense information found under “Fees and Expenses of the Fund” in the Summary Information at the beginning of this Prospectus about the effect of a Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Fund is the same as stated under “Fees and Expenses of the Fund”. Additional information concerning the fees and expenses incurred by the Funds may be found at FINRA’s Fund Analyzer web page (available at https://tools.finra.org/fund_analyzer/). Your actual expenses may be higher or lower.
AB Growth Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$537.60	$9,941.15
2	9,941.15	497.06	10,438.21	116.91	10,321.30
3	10,321.30	516.07	10,837.37	121.38	10,715.99
4	10,715.99	535.80	11,251.79	126.02	11,125.77
5	11,125.77	556.29	11,682.06	130.84	11,551.22
6	11,551.22	577.56	12,128.78	135.84	11,992.94
7	11,992.94	599.65	12,592.59	141.04	12,451.55
8	12,451.55	622.58	13,074.13	146.43	12,927.70
9	12,927.70	646.39	13,574.09	152.03	13,422.06
10	13,422.06	671.10	14,093.16	157.84	13,935.32
Cumulative		$5,701.25		$1,765.93
AB Large Cap Growth Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$507.44	$9,971.31
2	9,971.31	498.57	10,469.88	86.90	10,382.98
3	10,382.98	519.15	10,902.13	90.49	10,811.64
4	10,811.64	540.58	11,352.22	94.22	11,258.00
5	11,258.00	562.90	11,820.90	98.11	11,722.79
6	11,722.79	586.14	12,308.93	102.16	12,206.77
7	12,206.77	610.34	12,817.11	106.38	12,710.73
8	12,710.73	635.54	13,346.27	110.77	13,235.50
9	13,235.50	661.78	13,897.28	115.35	13,781.93
10	13,781.93	689.10	14,471.03	120.11	14,350.92
Cumulative		$5,782.85		$1,431.93
AB Concentrated Growth Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$525.54	$9,953.21
2	9,953.21	497.66	10,450.87	104.51	10,346.36
3	10,346.36	517.32	10,863.68	108.64	10,755.04
4	10,755.04	537.75	11,292.79	112.93	11,179.86
5	11,179.86	558.99	11,738.85	117.39	11,621.46
6	11,621.46	581.07	12,202.53	122.03	12,080.50
7	12,080.50	604.03	12,684.53	126.85	12,557.68
8	12,557.68	627.88	13,185.56	131.86	13,053.70
9	13,053.70	652.69	13,706.39	137.06	13,569.33
10	13,569.33	678.47	14,247.80	142.48	14,105.32
Cumulative		$5,734.61		$1,629.29

AB Discovery Growth Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$518.50	$9,960.25
2	9,960.25	498.01	10,458.26	98.31	10,359.95
3	10,359.95	518.00	10,877.95	102.25	10,775.70
4	10,775.70	538.79	11,314.49	106.36	11,208.13
5	11,208.13	560.41	11,768.54	110.62	11,657.92
6	11,657.92	582.90	12,240.82	115.06	12,125.76
7	12,125.76	606.29	12,732.05	119.68	12,612.37
8	12,612.37	630.62	13,242.99	124.48	13,118.51
9	13,118.51	655.93	13,774.44	129.48	13,644.96
10	13,644.96	682.25	14,327.21	134.68	14,192.53
Cumulative		$5,751.95		$1,559.42
AB Small Cap Growth Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$539.61	$9,939.14
2	9,939.14	496.96	10,436.10	118.97	10,317.13
3	10,317.13	515.86	10,832.99	123.50	10,709.49
4	10,709.49	535.47	11,244.96	128.19	11,116.77
5	11,116.77	555.84	11,672.61	133.07	11,539.54
6	11,539.54	576.98	12,116.52	138.13	11,978.39
7	11,978.39	598.92	12,577.31	143.38	12,433.93
8	12,433.93	621.70	13,055.63	148.83	12,906.80
9	12,906.80	645.34	13,552.14	154.49	13,397.65
10	13,397.65	669.88	14,067.53	160.37	13,907.16
Cumulative		$5,695.70		$1,788.54
AB Select US Equity Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$573.80	$9,904.95
2	9,904.95	495.25	10,400.20	153.92	10,246.28
3	10,246.28	512.31	10,758.59	159.23	10,599.36
4	10,599.36	529.97	11,129.33	164.71	10,964.62
5	10,964.62	548.23	11,512.85	170.39	11,342.46
6	11,342.46	567.12	11,909.58	176.26	11,733.32
7	11,733.32	586.67	12,319.99	182.34	12,137.65
8	12,137.65	606.88	12,744.53	188.62	12,555.91
9	12,555.91	627.80	13,183.71	195.12	12,988.59
10	12,988.59	649.43	13,638.02	201.84	13,436.18
Cumulative		$5,602.41		$2,166.23
AB Select US Long/Short Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$622.05	$9,856.70
2	9,856.70	492.84	10,349.54	208.03	10,141.51
3	10,141.51	507.08	10,648.59	214.04	10,434.55
4	10,434.55	521.73	10,956.28	220.22	10,736.06
5	10,736.06	536.80	11,272.86	226.58	11,046.28
6	11,046.28	552.31	11,598.59	233.13	11,365.46
7	11,365.46	568.27	11,933.73	239.87	11,693.86
8	11,693.86	584.69	12,278.55	246.80	12,031.75
9	12,031.75	601.59	12,633.34	253.93	12,379.41
10	12,379.41	618.97	12,998.38	261.27	12,737.11
Cumulative		$5,463.03		$2,725.92

AB Sustainable Global Thematic Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$527.55	$9,951.20
2	9,951.20	497.56	10,448.76	107.62	10,341.14
3	10,341.14	517.06	10,858.20	111.84	10,746.36
4	10,746.36	537.32	11,283.68	116.22	11,167.46
5	11,167.46	558.37	11,725.83	120.78	11,605.05
6	11,605.05	580.25	12,185.30	125.51	12,059.79
7	12,059.79	602.99	12,662.78	130.43	12,532.35
8	12,532.35	626.62	13,158.97	135.54	13,023.43
9	13,023.43	651.17	13,674.60	140.85	13,533.75
10	13,533.75	676.69	14,210.44	146.37	14,064.07
Cumulative		$5,726.78		$1,662.71
AB Sustainable International Thematic Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$529.56	$9,949.19
2	9,949.19	497.46	10,446.65	109.69	10,336.96
3	10,336.96	516.85	10,853.81	113.97	10,739.84
4	10,739.84	536.99	11,276.83	118.41	11,158.42
5	11,158.42	557.92	11,716.34	123.02	11,593.32
6	11,593.32	579.67	12,172.99	127.82	12,045.17
7	12,045.17	602.26	12,647.43	132.80	12,514.63
8	12,514.63	625.73	13,140.36	137.97	13,002.39
9	13,002.39	650.12	13,652.51	143.35	13,509.16
10	13,509.16	675.46	14,184.62	148.94	14,035.68
Cumulative		$5,721.21		$1,685.53
AB Global Core Equity Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$528.55	$9,950.20
2	9,950.20	497.51	10,447.71	107.61	10,340.10
3	10,340.10	517.01	10,857.11	111.83	10,745.28
4	10,745.28	537.26	11,282.54	116.21	11,166.33
5	11,166.33	558.32	11,724.65	120.76	11,603.89
6	11,603.89	580.19	12,184.08	125.50	12,058.58
7	12,058.58	602.93	12,661.51	130.41	12,531.10
8	12,531.10	626.56	13,157.66	135.52	13,022.14
9	13,022.14	651.11	13,673.25	140.83	13,532.42
10	13,532.42	676.62	14,209.04	146.35	14,062.69
Cumulative		$5,726.26		$1,663.57
AB Concentrated International Growth Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$540.62	$9,938.13
2	9,938.13	496.91	10,435.04	125.22	10,309.82
3	10,309.82	515.49	10,825.31	129.90	10,695.41
4	10,695.41	534.77	11,230.18	134.76	11,095.42
5	11,095.42	554.77	11,650.19	139.80	11,510.39
6	11,510.39	575.52	12,085.91	145.03	11,940.88
7	11,940.88	597.04	12,537.92	150.46	12,387.46
8	12,387.46	619.37	13,006.83	156.08	12,850.75
9	12,850.75	642.54	13,493.29	161.92	13,331.37
10	13,331.37	666.57	13,997.94	167.98	13,829.96
Cumulative		$5,681.73		$1,851.77

AB Sustainable US Thematic Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$516.49	$9,962.26
2	9,962.26	498.11	10,460.37	122.39	10,337.98
3	10,337.98	516.90	10,854.88	127.00	10,727.88
4	10,727.88	536.39	11,264.27	131.79	11,132.48
5	11,132.48	556.62	11,689.10	136.76	11,552.34
6	11,552.34	577.62	12,129.96	141.92	11,988.04
7	11,988.04	599.40	12,587.44	147.27	12,440.17
8	12,440.17	622.01	13,062.18	152.83	12,909.35
9	12,909.35	645.47	13,554.82	158.59	13,396.23
10	13,396.23	669.81	14,066.04	164.57	13,901.47
Cumulative		$5,701.08		$1,799.61

*
Expenses are net of any fee waiver or expense waiver in the first year. Thereafter, the expense ratio reflects the Fund’s operating expenses as reflected under “Fees and Expenses of the Fund” before waiver in the Summary Information at the beginning of this Prospectus.

APPENDIX B—FINANCIAL INTERMEDIARY WAIVERS

NOTE: Terms used by a financial intermediary in this Appendix do not necessarily have the same legal meaning as the same or similar terms used elsewhere in the Prospectus.
Waivers Specific to Merrill Lynch (“Merrill”)

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in the Fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at www.ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill

•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•	Shares purchased by eligible persons associated with the Fund as defined in the Prospectus (e.g., the Fund’s officers or trustees)

•
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22I(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•
Breakpoint discounts, as described in the Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Waivers Specific to Morgan Stanley

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s Prospectus or SAI.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI:

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

In addition, shareholders purchasing Fund shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Waivers Specific to Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each Entity’s Affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing a Fund’s shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased in an investment advisory program

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

•
Shares purchased from the proceeds of redemptions within the same fund family, provided that (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Classes A and C Shares available at Raymond James

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

•	Shares acquired through a right of reinstatement
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of Rights of Accumulation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets

Waivers Specific to Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares acquired through a right of reinstatement

•	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Classes A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares purchased in connection with a return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the required age based on applicable rules

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney

•	Shares acquired through a right of reinstatement

•	Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in the Fund’s Prospectus

•
Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets

*	Also, referred to as an “initial sales charge”
Waivers Specific to Oppenheimer & Co. Inc. (“OPCO”)

Effective May 1, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at OPCO

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through an OPCO affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus
CDSC Waivers on Classes A and C Shares Available at OPCO

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•	Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of AB Mutual Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.
Rights of Accumulation (“ROA”)

•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of AB Mutual Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.

•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:

•
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:

○	The redemption and repurchase occur in the same account

○
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchases minimum: none
Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	An account with an active systematic investment plan or LOI
Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Waivers Specific to Baird

Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•
Shares purchased from the proceeds of redemptions from another AB Mutual Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Classes A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the required age based on applicable rules

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of AB Mutual Fund assets held by accounts within the purchaser’s household at Baird. Eligible AB Mutual Fund assets not held at Baird may be included in the Rights of Accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of AB Mutual Funds through Baird, over a 13‑month period of time
Waiver Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 31, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:
Front-end Sales Load Waiver on Class A Shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
Waiver Specific to U.S. Bancorp Investments, Inc.

Effective September 30, 2021, shareholders purchasing Fund shares through a U.S. Bancorp Investments (“USBI”) platform or account or who own shares for which USBI is the broker-dealer of record, where the shares are held in an omnibus account at the Fund, will be eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares available at USBI

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s share class exchange policy

Waivers Specific to J.P. Morgan Securities LLC

Effective September 29, 2023, if you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy

•
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts

•	Shares purchased through rights of reinstatement

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC
Class C to Class A share conversion

•
A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same Fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares purchased in connection with a return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares acquired through a right of reinstatement
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

•	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable)

For more information about the Funds, the following documents are available upon request:

•	ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS AND FORM N-CSR
The Funds’ annual and semi-annual reports to shareholders and Form N-CSR contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

•	STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Funds have an SAI, which contains more detailed information about the Funds, including their operations and investment policies. The Funds’ SAI and the independent registered public accounting firm’s report and financial statements in each Fund’s Form N-CSR for its most recent fiscal year are incorporated by reference into (and are legally part of) this Prospectus.
You may request a free copy of the current annual/semi-annual report, the SAI or other information such as Fund financial statements, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:	c/o AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003

By Phone:	For Information: (800) 221-5672 For Literature: (800) 227-4618

On the Internet:	www.abfunds.com
You may also view reports and other information about the Funds, including the SAI, by visiting the EDGAR database on the Securities and Exchange Commission’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You also may find these documents and more information about the Adviser and the Funds on the Internet at: www.abfunds.com.
The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

Fund	SEC File No.
AB Growth Fund	811-05088
AB Large Cap Growth Fund	811-06730
AB Concentrated Growth Fund	811-01716
AB Discovery Growth Fund	811-00204
AB Small Cap Growth Portfolio	811-01716
AB Select US Equity Portfolio	811-01716
AB Select US Long/Short Portfolio	811-01716
AB Sustainable Global Thematic Fund	811-03131
AB Sustainable International Thematic Fund	811-08426
AB Global Core Equity Portfolio	811-01716
AB Concentrated International Growth Portfolio	811-01716
AB Sustainable US Thematic Portfolio	811-01716

PRO-0101-1024